UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-08340

 NAME OF REGISTRANT:                     Greater India Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


Greater India Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ALLAHABAD BANK                                                                              Agenda Number:  703627591
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0031K101
    Meeting Type:  EGM
    Meeting Date:  24-Mar-2012
          Ticker:
            ISIN:  INE428A01015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Resolved that pursuant to the provisions of               Mgmt          Against                        Against
       the Banking Companies
       (Acquisition and Transfer of Undertakings)
       Act, 1970 (hereinafter referred to as the
       'Act') read with the Nationalised Banks
       (Management & Miscellaneous    Provisions)
       Scheme 1970 (hereinafter referred to as the
       'Scheme') and         Allahabad Bank
       (Shares and Meetings) Regulations, 1999 and
       subject to the     approvals, consents,
       sanctions, if any, of Reserve Bank of India
       (RBI),       Government of India (GOI),
       Securities and Exchange Board of India
       (SEBI), and /or any other authority as may
       be required in this regard and subject to

CONT   CONTD 2009 (SEBI ICDR Regulations) and                    Non-Voting
       regulations prescribed by RBI and all
       other relevant authorities from time to
       time and subject to the Listing
       Agreements entered into with the Stock
       Exchanges where the equity shares of   the
       Bank are listed, consent of the
       shareholders of the Bank be and is hereby
       accorded to the Board of Directors of the
       Bank (hereinafter called "the       Board"
       which shall deemed to include a committee
       which the Board may have     constituted or
       / may constitute, to exercise its powers
       including the powers  conferred by this
       resolution): a) To create, offer, issue and

CONT   CONTD Government of India (President of                   Non-Voting
       India). b) To create, offer, issue    and
       allot upto 2,38,10,771 equity shares of
       Rs.10/-each (Rupees Ten only) for cash at
       such Issue Price as may be determined by
       the Board in accordance with Regulation 76
       (4) of SEBI ICDR Regulations aggregating up
       to Rs. 500/-crore   (Rupees five hundred
       crore only) on preferential basis to Life
       Insurance      Corporation of India and its
       various schemes (LIC). Resolved further
       that the Relevant Date for determination of
       the Issue Price is, Thursday, the 23rd
       February, 2012. Resolved further that the
       Board shall have authority and      power

CONT   CONTD listed or such other appropriate                    Non-Voting
       authorities at the time of according /
       granting their approvals, consents,
       permissions and sanctions to issue,
       allotment and listing thereof and as agreed
       to by the Board. Resolved further that the
       said equity shares to be issued shall rank
       pari passu with the       existing equity
       shares of the Bank and shall be entitled to
       dividend          declared, if any, in
       accordance with the statutory guidelines
       that are in     force at the time of such
       declaration. Resolved further that for the
       purpose  of giving effect to this
       Resolution, the Board be and is hereby

CONT   CONTD further to do all such acts, deeds,                 Non-Voting
       matters and things, finalise and    execute
       all documents and writings as may be
       necessary, desirable or          expedient
       as it may in its absolute discretion deem
       fit, proper or desirable  without being
       required to seek any further consent or
       approval of the         shareholders or
       authorise to the end and intent that the
       shareholders shall   be deemed to have
       given their approval thereto expressly by
       the authority of  this resolution. Resolved
       further that the Board be and is hereby
       authorised  to delegate all or any of the
       powers herein conferred on it, to the




--------------------------------------------------------------------------------------------------------------------------
 ALLAHABAD BANK                                                                              Agenda Number:  703837116
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0031K101
    Meeting Type:  AGM
    Meeting Date:  14-Jun-2012
          Ticker:
            ISIN:  INE428A01015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To discuss, approve and adopt the balance                 Mgmt          For                            For
       sheet, profit and loss account of the bank
       as at and for the year ended 31st March,
       2012, the report of the board of directors
       on the working and activities of the bank
       for the period covered by the accounts and
       the auditor's report on the balance sheet
       and accounts

2      To declare dividend on equity shares                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ASHOK LEYLAND LTD, TAMIL NADU                                                               Agenda Number:  703198463
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0266N143
    Meeting Type:  AGM
    Meeting Date:  19-Jul-2011
          Ticker:
            ISIN:  INE208A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and adopt the Accounts of the                 Mgmt          For                            For
       Company for the financial year      ended
       March 31, 2011, the Balance Sheet as at
       that date and the Report of     Directors
       and Auditors thereon

2      To declare a dividend for the year ended                  Mgmt          For                            For
       March 31, 2011

3      To appoint a Director in the place of Mr D                Mgmt          For                            For
       J Balaji Rao who retires by        rotation
       under Article 106 of the Articles of
       Association of the Company and  who, being
       eligible, offers himself for re-appointment

4      To appoint a Director in the place of Mr                  Mgmt          For                            For
       Dheeraj G Hinduja who retires by
       rotation under Article 106 of the Articles
       of Association of the Company and  who,
       being eligible, offers himself for
       re-appointment

5      To appoint a Director in the place of Dr V                Mgmt          For                            For
       Sumantran who retires by rotation  under
       Article 106 of the Articles of Association
       of the Company and who,      being
       eligible, offers himself for re-appointment

6      Resolved that Messrs M.S.Krishnaswami &                   Mgmt          For                            For
       Rajan (Registration No.01554S),
       Chartered Accountants, and Messrs Deloitte
       Haskins & Sells (Registration
       No.117366W), Chartered Accountants be and
       are hereby appointed as Auditors of the
       Company to hold such office until the
       conclusion of the next Annual       General
       Meeting on a remuneration of INR.25
       lakhs(Rupees twenty five lakhs    only) to
       each of the Auditors, in addition to
       reimbursement of out-of-pocket  expenses
       incurred

7      Resolved that Mr Jean Brunol be and is                    Mgmt          For                            For
       hereby appointed as a Director of the
       Company

8      Resolved that Mr Sanjay K Asher be and is                 Mgmt          For                            For
       hereby appointed as a Director of   the
       Company

9      Resolved that Mr Jorma Antero Halonen be                  Mgmt          For                            For
       and is hereby appointed as a
       Director of the Company

10     To approve the appointment of Mr R                        Mgmt          For                            For
       Seshasayee as Executive Vice Chairman and
       remuneration payable

11     To approve the appointment of Mr Vinod K                  Mgmt          For                            For
       Dasari as Managing Director and
       remuneration payable

12     To approve payment of Commission to                       Mgmt          For                            For
       Non-Executive Directors

13     To approve insertion of new Article 140 (a)               Mgmt          For                            For
       to the Articles of Association

14     Resolved that pursuant to sub section(1)(d)               Mgmt          For                            For
       of Section 293 of the Companies   Act, 1956
       and Article 132 of the Articles of
       Association of the Company and   other
       enabling provisions, if any, the consent of
       the Company be and is       hereby accorded
       to the Board of Directors to their
       borrowing for and on       behalf of the
       Company, monies from time to time and
       without prejudice to the  generality
       thereof, by way of loans, advances,
       credits, acceptance of         deposits,
       banking, financial facilities, bonds or
       otherwise from any bank or  banks or any
       financial institution(s) or other person or

CONT   CONTD effects and properties                              Non-Voting
       notwithstanding that the monies so borrowed
       by   the Company, together with the monies
       already borrowed by the Company, (apart
       from temporary loans obtained from the
       Company's Bankers in the ordinary
       course of business) may exceed the
       aggregate of the paid up capital of the
       Company and its free reserves, that is to
       say, reserves not set apart for any
       specific purpose provided such excess
       amount so borrowed by the Company and
       outstanding shall not at any time exceed
       the limit of INR. 8,000 Crores
       (Rupees Eight thousand Crores only)

15     To authorise the Board to mortgage and/or                 Mgmt          For                            For
       charge the immovable and/or movable
       properties of the Company in favour of (i)
       Banks/Financial
       Institutions/Mutual Funds as
       lenders/trustees for the new Redeemable Non
       Convertible Debenture (NCD)
       issues/term loans/External Commercial
       Borrowings/Perpetual Bonds (ii) State
       Bank of India and the Consortium of
       Banks

16     To increase Authorised Share Capital                      Mgmt          For                            For

17     To alter Articles of Association                          Mgmt          For                            For

18     To approve issue of Bonus shares                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AUROBINDO PHARMA LTD                                                                        Agenda Number:  703218544
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y04527142
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2011
          Ticker:
            ISIN:  INE406A01037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       balance sheet as at March 31, 2011 and
       profit and loss account and cash flow
       statement for the year ended on     that
       date and the report of the Board of
       Directors and the Auditors thereon

2      To declare dividend on the equity shares                  Mgmt          For                            For

3      To appoint a director in place of Mr. K.                  Mgmt          For                            For
       Ragunathan who retires by rotation   and
       being eligible, offers himself for
       reappointment

4      To appoint a director in place of Dr. M.                  Mgmt          For                            For
       Sivakumaran who retires by rotation  and
       being eligible, offers himself for
       reappointment

5      To appoint a director in place of Mr. M.                  Mgmt          For                            For
       Madan Mohan Reddy who retires by
       rotation and being eligible, offers himself
       for reappointment

6      To appoint M/s. S.R. Batliboi and                         Mgmt          For                            For
       associates (Registration No. 101049W) as
       Statutory Auditors of the company to hold
       office from the conclusion of this Annual
       General Meeting until the conclusion of the
       next Annual General Meeting and to
       authorize the board of directors to fix
       their remuneration

7      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Sections 198 269, 309, 311 and    other
       applicable provisions, if any, of the
       Companies Act, 1956 (Act) read    with
       Schedule XIII to the said Act and subject
       to such other consents         approvals as
       may be required, Mr. P.V. Ramprasad Reddy
       be and is hereby       reappointed as a
       Whole Time Director of the Company in the
       capacity of        Executive Chairman for a
       further period of five years with effect
       from June   29, 2011 and whose term of
       office shall not be liable to determination
       by     retirement of directors at the
       specified remuneration and perquisites.

CONT   CONTD Further resolved that notwithstanding               Non-Voting
       anything to the contrary herein
       contained, where in any financial year
       during the currency of the tenure of   Mr.
       P.V. Ramprasad Reddy, the company has no
       profits or its profits are
       inadequate, the company will pay
       remuneration by way of salary, allowances
       and perquisites within the limits as laid
       down under Sections 198, 309, 310   and all
       other applicable provisions, if any, of the
       Act read with Schedule    XIII of the Act,
       as in force from time to time

8      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Sections 198, 269, 309, 311 and   other
       applicable provisions, if any, of the
       Companies Act, 1956 (Act), read   with
       Schedule XIII to the said Act and subject
       to such other consents         approvals as
       may be required, Mr. K. Nithyananda Reddy
       be and is hereby       reappointed as
       Managing Director of the Company for a
       further period of five  years with effect
       from June 29, 2011 whose term of office
       shall not be liable to determination by
       retirement of directors at the specified
       remuneration and perquisites. CONTD

CONT   CONTD Further resolved that notwithstanding               Non-Voting
       anything to the contrary herein
       contained, where in any financial year
       during the currency of the tenure of   Mr.
       K. Nithyananda Reddy, the company has no
       profits or its profits are
       inadequate, the company will pay
       remuneration by way of salary, allowances
       and perquisites within the limits as laid
       down under Sections 198, 309, 310   and all
       other applicable provisions, if any, of the
       Act read with Schedule    XIII of the Act,
       as in force from time to time

9      Resolved that pursuant to Section 314(1)                  Mgmt          For                            For
       and other applicable provisions, if  any,
       of the Companies Act, 1956 (Act), the
       remuneration payable to Ms. K.     Kirthi
       Reddy, Head Unit IV, a relative of Mr. P.
       V. Ramprasad Reddy,          Chairman, Mr.
       K. Nithyananda Reddy, Managing Director and
       Mr. P. Sarath       Chandra Reddy, Director
       of the Company be increased to INR 1,00,000
       (Rupees   One Lakh) per month with effect
       from April 1, 2011 consisting of Basic
       Salary, HRA together with Provident Fund
       Benefits, Leave Travel Concession,
       reimbursement of medical expenses and other
       benefits and perquisites as per   the rules

CONT   CONTD Board of Directors of the Company be                Non-Voting
       and is hereby authorized to        promote
       her to higher cadres and/or sanction her
       increments and/or            accelerated
       increments within the said cadre or higher
       cadre as and when the  Board of Directors
       deem fit, subject to the rules and
       regulations of the      Company in force,
       from time to time within the permissible
       total monthly      remuneration that may be
       prescribed in this behalf from time to time
       under    Section 314 of the Act

10     Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 310 and other applicable
       provisions, if any, of the Companies Act,
       1956, and Article 40 of the
       Articles of Association of the Company and
       subject to such approvals
       including approval of Central Government,
       as may be required, consent be and  is
       hereby accorded for enhancement in the
       payment of the sitting fees to each of the
       director up to an amount not exceeding INR
       50,000 for attending each   meeting of the
       Board of Directors or a Committee thereof,
       of the Company as   may hereinafter be
       decided by the Board of Directors of the

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       MODIFICATION OF TEXT IN RESOLUTION 6. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU
       DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BAJAJ AUTO LTD, PUNE                                                                        Agenda Number:  703186292
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y05490100
    Meeting Type:  AGM
    Meeting Date:  14-Jul-2011
          Ticker:
            ISIN:  INE917I01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and adopt the audited balance                 Mgmt          For                            For
       sheet as at 31 March 2011 and the   profit
       and loss account for the year ended 31
       March 2011 and the directors'   and
       auditors' reports thereon

2      To declare a dividend                                     Mgmt          For                            For

3      To appoint a director in place of Nanoo                   Mgmt          For                            For
       Pamnani, who retires by rotation and  being
       eligible, offers himself for re-appointment

4      To appoint a director in place of Manish                  Mgmt          For                            For
       Kejriwal, who retires by rotation    and
       being eligible, offers himself for
       re-appointment

5      To appoint a director in place of P Murari,               Mgmt          For                            For
       who retires by rotation and being eligible,
       offers himself for re-appointment

6      To appoint a director in place of Niraj                   Mgmt          For                            For
       Bajaj, who retires by rotation and    being
       eligible, offers himself for re-appointment

7      To appoint auditors of the company for the                Mgmt          For                            For
       period commencing from the
       conclusion of this annual general meeting
       till the conclusion of the next     annual
       general meeting and to fix their
       remuneration

8      Resolved that pursuant to the provisions of               Mgmt          For                            For
       section 309 and other applicable
       provisions, if any, of the Companies Act,
       1956, a sum not exceeding one       percent
       per annum of the net profits of the
       company, calculated in accordance with the
       provisions of sections 198, 349 and 350 of
       the Companies Act, 1956   be paid to and
       distributed amongst the directors of the
       company or some or    any of them (other
       than the managing director and whole-time
       directors) in    such amounts, subject to
       such ceiling/s and in such manner and in
       such        respects as may be decided by
       the board of directors and such payments




--------------------------------------------------------------------------------------------------------------------------
 BANK OF BARODA                                                                              Agenda Number:  703126587
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y06451119
    Meeting Type:  AGM
    Meeting Date:  04-Jul-2011
          Ticker:
            ISIN:  INE028A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To discuss, approve and adopt the balance                 Mgmt          For                            For
       sheet of the bank as at March 31,
       2011,profit and loss account for the year
       ended March 31, 2011, the report of the
       board of directors on the working and
       activities of the bank for the      period
       covered by the accounts and the auditors
       report on the balance sheet   and accounts

2      To declare dividend for the year 2010-11                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BANK OF BARODA                                                                              Agenda Number:  703508828
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y06451119
    Meeting Type:  EGM
    Meeting Date:  23-Dec-2011
          Ticker:
            ISIN:  INE028A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 903760 DUE TO RECEIPT OF
       DIRECTOR NAMES AND APPLICATION OF SPIN
       CONTROL. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL
       NEED TO REINSTRUCT ON THIS MEETING NOTICE.
       THANK YOU.

1      Issue of Equity Shares/Convertible Warrants               Mgmt          For                            For
       on Preferential Basis

CMMT   PLEASE NOTE THAT ALTHOUGH THERE ARE 6                     Non-Voting
       CANDIDATES TO BE ELECTED AS DIRECTORS,
       THERE ARE ONLY 3 VACANCIES AVAILABLE TO BE
       FILLED AT THE MEETING. THE STANDING
       INSTRUCTIONS FOR THIS MEETING WILL BE
       DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 3 OF THE 6
       DIRECTORS. THANK YOU.

2.1    Resolved that the Director: Dr. Sunil                     Mgmt          For                            For
       Gupta, who elected from amongst
       shareholders other than the Central
       Government pursuant to Section 9(3)(i) of
       the Act read with relevant Scheme,
       Regulations made thereunder and RBI
       Notification, be and is hereby appointed as
       the Director of the Bank to assume office
       from 24th December 2011 and shall told
       office until the completion of a period of
       three years from the date of such
       assumption

2.2    Resolved that the Director: Mahesh Prasad                 Mgmt          For                            For
       Mehrotra, who elected from amongst
       shareholders other than the Central
       Government pursuant to Section 9(3)(i) of
       the Act read with relevant Scheme,
       Regulations made thereunder and RBI
       Notification, be and is hereby appointed as
       the Director of the Bank to assume office
       from 24th December 2011 and shall told
       office until the completion of a period of
       three years from the date of such
       assumption

2.3    Resolved that the Director: Manesh                        Mgmt          For                            For
       Prabhulal Mehta, who elected from amongst
       shareholders other than the Central
       Government pursuant to Section 9(3)(i) of
       the Act read with relevant Scheme,
       Regulations made thereunder and RBI
       Notification, be and is hereby appointed as
       the Director of the Bank to assume office
       from 24th December 2011 and shall told
       office until the completion of a period of
       three years from the date of such
       assumption

2.4    Resolved that the Director: Maulin Arvind                 Mgmt          No vote
       Vaishnav, who elected from amongst
       shareholders other than the Central
       Government pursuant to Section 9(3)(i) of
       the Act read with relevant Scheme,
       Regulations made thereunder and RBI
       Notification, be and is hereby appointed as
       the Director of the Bank to assume office
       from 24th December 2011 and shall told
       office until the completion of a period of
       three years from the date of such
       assumption

2.5    Resolved that the Director: Rajib Sekhar                  Mgmt          No vote
       Sahoo, who elected from amongst
       shareholders other than the Central
       Government pursuant to Section 9(3)(i) of
       the Act read with relevant Scheme,
       Regulations made thereunder and RBI
       Notification, be and is hereby appointed as
       the Director of the Bank to assume office
       from 24th December 2011 and shall told
       office until the completion of a period of
       three years from the date of such
       assumption

2.6    Resolved that the Director: Surendra Singh                Mgmt          No vote
       Bhandari, who elected from amongst
       shareholders other than the Central
       Government pursuant to Section 9(3)(i) of
       the Act read with relevant Scheme,
       Regulations made thereunder and RBI
       Notification, be and is hereby appointed as
       the Director of the Bank to assume office
       from 24th December 2011 and shall told
       office until the completion of a period of
       three years from the date of such
       assumption




--------------------------------------------------------------------------------------------------------------------------
 BANK OF BARODA                                                                              Agenda Number:  703636728
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y06451119
    Meeting Type:  EGM
    Meeting Date:  27-Mar-2012
          Ticker:
            ISIN:  INE028A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Resolved that pursuant to the provisions of               Mgmt          Against                        Against
       the Banking Companies
       (Acquisition and Transfer of Undertakings)
       Act, 1970 (herein after referred   to as
       the 'Act') read with the Nationalised Banks
       (Management and             Miscellaneous
       Provisions) Scheme 1970 (herein after
       referred to as the        'Scheme') and
       Bank of Baroda General (Shares and
       Meetings) Regulations, 1998  as amended
       from time to time and subject to the
       approvals, consents,          sanctions, if
       any, of Reserve Bank of India (RBI),
       Government of India (GOI), Securities and
       Exchange Board of India (SEBI), and / or

CONT   CONTD Capital & Disclosure Requirements)                  Non-Voting
       Regulations, 2009 as amended up to   date
       (SEBI ICDR Regulations) and regulations
       prescribed by RBI and all other  relevant
       authorities from time to time and subject
       to the Listing Agreements  entered into
       with the Stock Exchanges where the equity
       shares of the Bank are listed, consent of
       the shareholders of the Bank be and is
       hereby accorded to  the Board of Directors
       of the Bank (hereinafter called "the Board"
       which      shall be deemed to include a
       Committee which the Board may have
       constituted/may constitute, to
       exercise its powers including the powers

CONT   CONTD determined in accordance with SEBI                  Non-Voting
       ICDR Regulations on preferential     basis
       to Life Insurance Corporation of India
       and/or various Schemes of Life   Insurance
       Corporation of India (LIC)/ Mutual Funds."
       "resolved further that   the Relevant Date
       for determination of the Issue Price is
       24th February       2012." "resolved
       further that the Board shall have authority
       and power to     accept any modification in
       the proposal as may be required or imposed
       by the  Government of India / Reserve Bank
       of India / Securities and Exchange Board
       of India/ Stock Exchanges where the shares
       of the Bank are listed or such     other

CONT   CONTD shares to be issued shall rank pari                 Non-Voting
       passu with the existing equity      shares
       of the Bank and shall be entitled to
       dividend declared, if any, in
       accordance with the statutory guidelines
       that are in force at the time of     such
       declaration." "resolved further that for
       the purpose of giving effect to this
       Resolution, the Board be and is hereby
       authorised to do all such acts,   deeds,
       matters and things as it may in its
       absolute discretion deem
       necessary, proper and desirable and to
       settle any question, difficulty or
       doubt that may arise in regard to the issue

CONT   CONTD any further consent or approval of                  Non-Voting
       the shareholders or authorise to the end
       and intent that the shareholders shall be
       deemed to have given their      approval
       thereto expressly by the authority of this
       resolution." "resolved    further that the
       Board be and is hereby authorised to
       delegate all or any of  the powers herein
       conferred on it, to the Chairman and
       Managing Director or   Executive Director/s
       or such other officer of the Bank as it may
       deem fit to  give effect to the aforesaid
       Resolution




--------------------------------------------------------------------------------------------------------------------------
 BANK OF BARODA                                                                              Agenda Number:  703860266
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y06451119
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2012
          Ticker:
            ISIN:  INE028A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To discuss, approve and adopt the Balance                 Mgmt          For                            For
       Sheet of the Bank as at 31st March 2012,
       Profit and Loss Account for the year ended
       31st March, 2012, the report of the Board
       of Directors on the working and activities
       of the Bank for the period covered by the
       accounts and the Auditor's Report on the
       Balance Sheet and Accounts

2      To declare dividend for the year 2011-12                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BEML LTD                                                                                    Agenda Number:  703283731
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0881N114
    Meeting Type:  AGM
    Meeting Date:  29-Aug-2011
          Ticker:
            ISIN:  INE258A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Profit and Loss Account for the    year
       ended 31st March, 2011, the Balance Sheet
       as at that date and the        Reports of
       the Directors and Auditors thereon

2      To declare Dividend for the year 2010-11                  Mgmt          For                            For

3      To elect a Director in place of Shri M B N                Mgmt          For                            For
       Rao, who retires by rotation and   being
       eligible, offers himself for re-appointment

4      To elect a Director in place of Shri J P                  Mgmt          For                            For
       Batra, who retires by rotation and   being
       eligible, offers himself for re-appointment

5      To elect a Director in place of Shri V RS                 Mgmt          For                            For
       Natarajan, Chairman & Managing
       Director, who retires by rotation and being
       eligible, offers himself for
       re-appointment

6      To fix the remuneration of the Auditors                   Mgmt          For                            For

7a     Resolved that Smt. Rashmi Verma, be and is                Mgmt          For                            For
       hereby appointed as Director of    the
       Company with effect from 9th November, 2010
       on the terms and conditions   as stipulated
       by the Government

7b     Resolved that Dr. (Smt.) Rekha Bhargava, be               Mgmt          For                            For
       and is hereby appointed as Director of the
       Company with effect from 9th November, 2010
       on the terms and  conditions as stipulated
       by the Government

7c     Resolved that Lt. Gen. (Retd.) Noble                      Mgmt          For                            For
       Thamburaj, be and is hereby appointed as
       Director of the Company with effect from
       9th November, 2010 on the terms and
       conditions as stipulated by the Government

7d     Resolved that Shri Kanwal Nath, be and is                 Mgmt          For                            For
       hereby appointed as Director of the Company
       with effect from 9th November, 2010 on the
       terms and conditions as    stipulated by
       the Government

7e     Resolved that Shri Ramesh Bhat, be and is                 Mgmt          For                            For
       hereby appointed as Director of the Company
       with effect from 9th November, 2010 on the
       terms and conditions as    stipulated by
       the Government

7f     Resolved that Prof. S Sadagopan, be and is                Mgmt          For                            For
       hereby appointed as Director of    the
       Company with effect from 9th November, 2010
       on the terms and conditions   as stipulated
       by the Government

7g     Resolved that Shri C N Durgesh, be and is                 Mgmt          For                            For
       hereby appointed as Director        (Mining
       & Construction Business) of the Company
       with effect from 18th March,  2011 on the
       terms and conditions as stipulated by the
       Government

7h     Resolved that Dr. S C Pandey, be and is                   Mgmt          For                            For
       hereby appointed as Director of the
       Company with effect from 7th June, 2011, on
       the terms and conditions as
       stipulated by the Government

7i     Resolved that Shri P R Naik, be and is                    Mgmt          For                            For
       hereby appointed as Director (Defence
       Business) of the Company with effect from
       1st July, 2011 on the terms and
       conditions as stipulated by the Government

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       MODIFICATION OF TEXT IN RESOLUTION 7B. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU
       DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BHARAT HEAVY ELECTRICALS LTD                                                                Agenda Number:  703303507
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0882L117
    Meeting Type:  AGM
    Meeting Date:  20-Sep-2011
          Ticker:
            ISIN:  INE257A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet of the Company as at 31st
       March, 2011 and the Profit & Loss Account
       for the financial year ended   on that date
       together with the Directors' Report and
       Auditors' Report thereon

2      To declare dividend for the year 2010-11                  Mgmt          For                            For

3      To appoint a Director in place of Smt. Reva               Mgmt          For                            For
       Nayyar, who retires by rotation   and being
       eligible, offers herself for re-appointment

4      To appoint a Director in place of Shri Anil               Mgmt          For                            For
       Sachdev, who retires by rotation  and being
       eligible, offers himself for re-appointment

5      To appoint a Director in place of Shri Atul               Mgmt          For                            For
       Saraya, who retires by rotation   and being
       eligible, offers himself for re-appointment

6      To authorize the board to fix the                         Mgmt          For                            For
       remuneration of the Auditors for the year
       2011-12

7      Resolved that Shri Trimbakdas S. Zanwar,                  Mgmt          For                            For
       who was appointed as an Additional
       Director pursuant to Article 67(iv) of the
       Articles of Association of the     Company
       read with Section 260 of the Companies Act,
       1956 w.e.f. 12th          November, 2010 to
       hold Office upto the date of this Annual
       General Meeting    and in respect of whom,
       the Company has received a notice in
       writing from a   Member, pursuant to the
       provisions of Section 257 of the Companies
       Act, 1956, be and is hereby appointed as a
       Director of the Company, liable to retire
       by  rotation

8      Resolved that Shri S. Ravi, who was                       Mgmt          For                            For
       appointed as an Additional Director
       pursuant to Article 67(iv) of the Articles
       of Association of the Company read with
       Section 260 of the Companies Act, 1956
       w.e.f. 10th March, 2011 to hold   Office
       upto the date of this Annual General
       Meeting and in respect of whom,   the
       Company has received a notice in writing
       from a Member, pursuant to the   provisions
       of Section 257 of the Companies Act, 1956,
       be and is hereby        appointed as a
       Director of the Company, liable to retire
       by rotation

9      Resolved that Shri Ambuj Sharma, who was                  Mgmt          For                            For
       appointed as an Additional Director
       pursuant to Article 67(iv) of the Articles
       of Association of the Company read with
       Section 260 of the Companies Act, 1956
       w.e.f. 15th March, 2011 to hold   Office
       upto the date of this Annual General
       Meeting and in respect of whom,   the
       Company has received a notice in writing
       from a Member, pursuant to the   provisions
       of Section 257 of the Companies Act, 1956,
       be and is hereby        appointed as a
       Director of the Company

10     Resolved that Shri M.K.Dube, who was                      Mgmt          For                            For
       appointed as an Additional Director
       pursuant to Article 67(iv) of the Articles
       of Association of the Company read with
       Section 260 of the Companies Act, 1956
       w.e.f. 25th June, 2011 to hold    Office
       upto the date of this Annual General
       Meeting and in respect of whom,   the
       Company has received a notice in writing
       from a Member, pursuant to the   provisions
       of Section 257 of the Companies Act, 1956,
       be and is hereby        appointed as a
       Director of the Company, liable to retire
       by rotation

11     Resolved that Shri P.K. Bajpai, who was                   Mgmt          For                            For
       appointed as an Additional Director
       pursuant to Article 67(iv) of the Articles
       of Association of the Company read with
       Section 260 of the Companies Act, 1956
       w.e.f. 1st July, 2011 to hold     Office
       upto the date of this Annual General
       Meeting and in respect of whom,   the
       Company has received a notice in writing
       from a Member, pursuant to the   provisions
       of Section 257 of the Companies Act, 1956,
       be and is hereby        appointed as a
       Director of the Company, liable to retire
       by rotation

12     Resolved that (i) "pursuant to the                        Mgmt          For                            For
       provisions of Section 94 and other
       applicable provisions, if any, of the
       Companies Act, 1956 (including any
       statutory modification and reenactment
       thereof for the time being in force),  and
       in accordance with the provisions of
       Article 32 of the Articles of
       Association of the Company and subject to
       other approvals, consents,
       permissions and sanctions, as may be
       necessary, from any authority, the
       existing equity shares of the Company of
       Face value INR.10/- (Rupees Ten)     each,
       be and are hereby sub-divided into five (5)

CONT   CONTD 'Record date' to be determined by the               Non-Voting
       Board for this purpose. (ii)      pursuant
       to sub-division of Equity shares of the
       company, the paid up Equity  shares of face
       value of INR.10/- each, as existing on the
       Record date shall   stand sub-divided into
       five equity shares of INR.2/-each fully
       paid up, with  effect from the 'Record
       date'. (iii) the five new equity shares of
       INR.2/-    each to be allotted in lieu of
       one equity share of INR.10/- each shall be
       subject to the terms of Memorandum &
       Articles of Association of the Company
       and shall rank pari passu in all respects
       with and carry the same rights as

CONT   CONTD relation to equity share capital held               Non-Voting
       in physical form be cancelled and new share
       certificate(s) be issued in respect of the
       equity shares held by    the members of the
       company consequent upon sub-division of
       equity shares as   aforesaid and in case of
       shares held in dematerialized form, the
       sub-divided  equity shares be credited to
       the respective demat accounts of the
       beneficiaries in lieu of existing
       shares held by them. (v) the Board of
       Directors of the Company ("the Board",
       which expression shall include a duly
       constituted Committee thereof) be and is
       hereby authorized to do all such     acts,

CONT   CONTD best interest of the Company,                       Non-Voting
       including but not limited to signing and
       execution of necessary forms, papers,
       writings, agreements and documents,
       including giving customary representations
       and warranties, together with such
       indemnities as may be deemed necessary and
       expedient in its discretion and    settling
       any question, doubt or difficulties that
       may arise with regard to or in relation to
       the proposed subdivision of shares

13     Resolved that pursuant to Section 16 and                  Mgmt          For                            For
       other applicable provisions, if any, of the
       Companies Act, 1956 (including any
       statutory modifications and
       reenactment thereof for the time being in
       force), existing Clause V of the
       Memorandum of Association of the Company be
       and is hereby altered by
       substituting it with the following: The
       Authorised Share Capital of the
       Company is INR.2000,00,00,000/- (Rupees Two
       thousand crores) divided into
       1000,00,00,000(One thousand crores) equity
       shares of INR.2/- (Rupees Two)     each
       with the rights, privileges and conditions

CONT   CONTD respectively such preferential,                     Non-Voting
       deferred, guaranteed, qualified or
       special rights, privileges and conditions
       as may be determined by or in
       accordance with the Articles of Association
       of the Company and to vary,       modify,
       amalgamate or abrogate any such rights,
       privileges or condition in    such manner
       as may for the time being be provided by
       the Articles of          Association of the
       Company

14     Resolved that pursuant to Section 31 and                  Mgmt          For                            For
       other applicable provisions, if any, of the
       Companies Act, 1956 (including any
       statutory modifications and
       reenactment thereof for the time being in
       force), existing Article 4-A of the
       Articles of Association be and is hereby
       altered by substituting it with the
       following: "The Authorised Share Capital of
       the Company is INR.
       2000,00,00,000/- (Rupees Two thousand
       crores) divided into 1000,00,00,000
       (One thousand crores) equity shares of
       INR.2/- (Rupees Two) each"




--------------------------------------------------------------------------------------------------------------------------
 BHARAT PETROLEUM CORP LTD                                                                   Agenda Number:  703301301
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0882Z116
    Meeting Type:  AGM
    Meeting Date:  16-Sep-2011
          Ticker:
            ISIN:  INE029A01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Profit & Loss Account for the year ended
       31st March, 2011, the Balance Sheet as at
       that date and the Reports of  the Board of
       Directors and the Statutory Auditors and
       the Comments of the     Comptroller &
       Auditor General of India thereon

2      To declare dividend                                       Mgmt          For                            For

3      To appoint a Director in place of Shri S.                 Mgmt          For                            For
       K. Barua, Director, who retires by
       rotation in pursuance of Section 256 of the
       Companies Act, 1956. Shri S. K.   Barua,
       being eligible, offers himself for
       re-appointment

4      To appoint a Director in place of Dr. S.                  Mgmt          For                            For
       Mohan, Director, who retires by
       rotation in pursuance of Section 256 of the
       Companies Act, 1956. Dr. S.       Mohan,
       being eligible, offers himself for
       re-appointment

5      Resolved that pursuant to Section 257 and                 Mgmt          For                            For
       other applicable provisions, if     any, of
       the Companies Act, 1956 Shri K. K. Gupta be
       and is hereby appointed   as Director of
       the Company

6      Resolved that pursuant to Section 257 and                 Mgmt          For                            For
       other applicable provisions, if     any, of
       the Companies Act, 1956 Shri B. K. Datta be
       and is hereby appointed   as Director of
       the Company

7      Resolved that pursuant to Section 257 and                 Mgmt          For                            For
       other applicable provisions, if     any, of
       the Companies Act, 1956 Shri S. Varadarajan
       be and is hereby          appointed as
       Director of the Company




--------------------------------------------------------------------------------------------------------------------------
 BHARAT PETROLEUM CORP LTD                                                                   Agenda Number:  703516267
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0882Z116
    Meeting Type:  OTH
    Meeting Date:  19-Jan-2012
          Ticker:
            ISIN:  INE029A01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Ordinary Resolution Under Section 293                     Mgmt          For                            For
       (1)(d)/(a) of the Companies Act 1956, for
       increase in the borrowing powers of the
       Company and creation/providing of security




--------------------------------------------------------------------------------------------------------------------------
 BHARTI AIRTEL LTD                                                                           Agenda Number:  703261292
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0885K108
    Meeting Type:  AGM
    Meeting Date:  01-Sep-2011
          Ticker:
            ISIN:  INE397D01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST'     ONLY
       FOR ALL RESOLUTIONS. THANK YOU.

1      Adoption of annual financial statements and               Mgmt          For                            For
       reports

2      Declaration of dividend on equity shares                  Mgmt          For                            For

3      Re-appointment of Mr. Ajay Lal                            Mgmt          For                            For

4      Re-appointment of Mr. Akhil Kumar Gupta                   Mgmt          For                            For

5      Re-appointment of Mr. Narayanan Kumar                     Mgmt          For                            For

6      Re-appointment of M/s. S. R. Batliboi &                   Mgmt          For                            For
       Associates, Chartered Accountants,
       Gurgaon, as the statutory auditors

7      Appointment of Lord Evan Mervyn Davies                    Mgmt          For                            For

8      Appointment of Mr. Hui Weng Cheong                        Mgmt          For                            For

9      Appointment of Ms. Tan Yong Choo                          Mgmt          For                            For

10     Appointment of Mr. Tsun-yan Hsieh                         Mgmt          For                            For

11     Appointment H.E. Dr. Salim Ahmed Salim                    Mgmt          For                            For

12     Re-appointment of Mr. Sunil Bharti Mittal                 Mgmt          For                            For
       as Managing Director




--------------------------------------------------------------------------------------------------------------------------
 CAIRN INDIA LTD                                                                             Agenda Number:  703253459
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1081B108
    Meeting Type:  AGM
    Meeting Date:  18-Aug-2011
          Ticker:
            ISIN:  INE910H01017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       Balance Sheet as at 31 March 2011  and the
       Profit and Loss Account of the Company for
       the year ended on that     date together
       with the reports of the Directors' and
       Auditors' thereon

2      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Naresh Chandra, who retires by rotation and
       being eligible, offers himself for
       re-appointment

3      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Edward T Story, who retires by rotation and
       being eligible, offers himself for
       re-appointment

4      To appoint M/s. S. R. Batliboi & Co.,                     Mgmt          For                            For
       Chartered Accountants, statutory
       auditors of the Company to hold office from
       the conclusion of this Annual     General
       Meeting until the conclusion of the next
       Annual General Meeting and   to fix their
       remuneration

5      Resolved that pursuant to Section 309 and                 Mgmt          For                            For
       other applicable provisions, if     any, of
       the Companies Act,1956, Article 135(c) of
       the Articles of Association of the Company
       and subject to all permissions, sanctions
       and approvals as may be necessary, approval
       of the Company be and is hereby accorded to
       the        payment of Commission to the
       Director(s) of the Company who are neither
       in    the whole time employment nor
       managing director(s), for a period of five
       years from the financial year
       commencing 1 April, 2011, upto 1% of net
       profits of the Company (or such
       percentage, as may be permissible under law

CONT   CONTD and / or Remuneration Committee be                  Non-Voting
       and is hereby authorised to decide,  from
       time to time, the quantum and manner of
       distribution of commission to    the said
       Non Executive Directors within the
       aforesaid limit. Resolved further that the
       aforesaid Commission shall be in addition
       to the fees etc. payable   to such
       directors for attending the meetings of the
       Board and Committees      thereof. Resolved
       further that the Board of Directors be and
       is hereby        authorised to take all
       such steps as may be considered necessary,
       desirable   or expedient for giving effect
       to this resolution




--------------------------------------------------------------------------------------------------------------------------
 CAIRN INDIA LTD                                                                             Agenda Number:  703287664
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1081B108
    Meeting Type:  OTH
    Meeting Date:  10-Sep-2011
          Ticker:
            ISIN:  INE910H01017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Resolved that the consent of the Company be               Mgmt          For                            For
       and is hereby accorded to accept the
       following conditions (the "Conditions")
       imposed by the Government of India ("Gol")
       in its approval letter dated July 26, 2011
       in relation to the transfer of control of
       Cairn India Limited (the "Company") by
       Cairn Energy PLC and Cairn UK Holdings
       Limited to Twin Star Energy Holdings
       Limited and Vedanta Resources plc and
       persons acting in concert with them: (i)
       The Company, Cairn Energy India Pty
       Limited, Cairn Energy Hydrocarbons Limited,
       other affiliates of the Company, to agree
       and give an undertaking that in respect of




--------------------------------------------------------------------------------------------------------------------------
 CANARA BANK                                                                                 Agenda Number:  703189161
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1081F109
    Meeting Type:  AGM
    Meeting Date:  18-Jul-2011
          Ticker:
            ISIN:  INE476A01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To discuss, approve and adopt the Audited                 Mgmt          For                            For
       Balance Sheet of the Bank as at     31st
       March 2011, Profit & Loss account for the
       year ended 31st March 2011,    the Report
       of the Board of Directors on the working
       and activities of the     Bank for the
       period covered by the Accounts and the
       Auditors' Report on the   Balance Sheet and
       Accounts

2      To declare dividend for the financial year                Mgmt          For                            For
       2010-11

3      Resolved that pursuant to the provisions of               Mgmt          For                            For
       the Banking Companies
       (Acquisition and Transfer of Undertakings)
       Act, 1970 (Act), The Nationalised  Banks
       (Management and Miscellaneous Provisions)
       Scheme, 1970 (Scheme) and the Canara Bank
       (Shares and Meetings) Regulations, 2000 and
       subject to the        approvals, consents,
       sanctions, if any, of the Reserve Bank of
       India ("RBI"), the Government of India
       ("GOI"), the Securities and Exchange Board
       of India   ("SEBI"), and / or any other
       authority as may be required in this regard
       and  subject to such terms, conditions and
       modifications thereto as may be

CONT   CONTD guidelines, if any, prescribed by the               Non-Voting
       RBI, SEBI,
       notifications/circulars and clarifications
       under the Banking Regulation Act,  1949,
       Securities and Exchange Board of India Act,
       1992 and all other          applicable laws
       and all other relevant authorities from
       time to time and      subject to the
       Listing Agreements entered into with the
       Stock Exchanges where the equity shares of
       the Bank are listed, consent of the
       shareholders of the  Bank be and is hereby
       accorded to the Board of Directors of the
       Bank          (hereinafter called "the
       Board" which shall be deemed to include

CONT   CONTD reservation on firm allotment and/or                Non-Voting
       competitive basis of such part of  issue
       and for such categories of persons as may
       be permitted by the law then  applicable)
       by way of an offer document/prospectus or
       such other document, in India or abroad,
       such number of equity/preference shares
       (cumulative /        non-cumulative) /
       securities (in accordance with the
       guidelines framed by RBI , specifying the
       class of preference shares , the extent of
       issue of each     class of such preference
       shares ,whether perpetual or redeemable or
       irredeemable and the terms &
       conditions subject to which each class of

CONT   CONTD and Five Hundred Fifty Seven Crores)                Non-Voting
       which together with the existing   Paid-up
       Equity share capital of INR 443 Crores
       amounts to INR 3000 Crores,    being the
       ceiling in the Authorised Capital of the
       Bank as per section 3 (2A) of the Banking
       Companies (Acquisition and Transfer of
       Undertakings) Act, 1970 or to the extent of
       enhanced Authorised Capital as per the
       Amendment (if      any), that may be made
       to the Act in future, in such a way that
       the Central   Govt. shall at all times hold
       not less than 51% of the paid-up Equity
       capital of the Bank , whether at a discount
       or premium to the market price, in one or

CONT   CONTD organisations, Qualified                            Non-Voting
       Institutional Buyers ("QIBs") like Foreign
       Institutional Investors ("FIIs"), Banks,
       Financial Institutions, Indian       Mutual
       Funds, Venture Capital Funds, Foreign
       Venture Capital Investors, State Industrial
       Development Corporations, Insurance
       Companies, Provident Funds,    Pension
       Funds, Development Financial Institutions
       or other entities,          authorities or
       any other category of investors which are
       authorized to invest in equity/preference
       shares/securities of the Bank as per extant
       regulations/guidelines or any
       combination of the above as may be deemed

CONT   CONTD placement and allotment be made as                  Non-Voting
       per the provisions of the Banking
       Companies (Acquisition and Transfer of
       Undertakings) Act, 1970, the SEBI
       (Issue of Capital and Disclosure
       Requirements) Regulations, 2009 ("ICDR
       Regulations") and all other guidelines
       issued by the RBI, SEBI and any other
       authority as applicable, and at such time
       or times in such manner and on such terms
       and conditions as the Board may, in its
       absolute discretion, think fit. Resolved
       further that the Board shall have the
       authority to decide, at such   price or
       prices in such manner and where necessary

CONT   CONTD applicable laws, rules, regulations                 Non-Voting
       and guidelines whether or not such
       investor(s) are existing members of the
       Bank, at a price not less than the    price
       as determined in accordance with relevant
       provisions of ICDR            Regulations.
       Resolved further that in accordance with
       the provisions of the   Listing Agreements
       entered into with relevant stock exchanges,
       the provisions of Banking Companies
       (Acquisition and Transfer of Undertakings)
       Act, 1970,    the provisions of the Canara
       Bank (Shares and Meetings) Regulations,
       2000,    the provisions of ICDR
       Regulations, the provisions of the Foreign

CONT   CONTD and Exchange Board of India (SEBI),                 Non-Voting
       Stock Exchanges, Reserve Bank of    India
       (RBI), Foreign Investment Promotion Board
       (FIPB), Department of         Industrial
       Policy and Promotion, Ministry of Commerce
       (DIPP ) and all other   authorities as may
       be required (hereinafter collectively
       referred to as "the  Appropriate
       Authorities") and subject to such
       conditions as may be prescribed by any of
       them while granting any such approval,
       consent, permission, and/or  sanction
       (hereinafter referred to as "the requisite
       approvals") the Board,    may at its
       absolute discretion, issue, offer and

CONT   CONTD less than 51% of the Equity Capital                 Non-Voting
       of the Bank, to QIBs (as defined in Chapter
       VIII of the ICDR Regulations) pursuant to a
       qualified institutional   placement, as
       provided for under Chapter VIII of the ICDR
       Regulations,        through a placement
       document and / or such other

       documents/writings/circulars/memoranda and
       in such manner and on such price,  terms
       and conditions as may be determined by the
       Board in accordance with the ICDR
       Regulations or other provisions of the law
       as may be prevailing at the   time;
       provided the price inclusive of the premium

CONT   CONTD Securities shall only be to Qualified               Non-Voting
       Institutional Buyers within the   meaning
       of Chapter VIII of the ICDR Regulations,
       such Securities shall be     fully paid-up
       and the allotment of such Securities shall
       be completed within  12 months from the
       date of this resolution. Resolved further
       that in case of  QIP issue the relevant
       date for the determination of the floor
       price of the   securities shall be in
       accordance with the ICDR Regulations.
       Resolved further that the Board shall have
       the authority and power to accept any
       modification  in the proposal as may be
       required or imposed by the GOI / RBI /

CONT   CONTD and as agreed to by the Board.                      Non-Voting
       Resolved further that the issue and
       allotment of new equity shares / preference
       shares/ securities if any, to     NRIs,
       FIIs and/or other eligible foreign
       investments be subject to the
       approval of the RBI under the Foreign
       Exchange Management Act, 1999 as may be
       applicable but within the overall limits
       set forth under the Act. Resolved
       further that the said new equity shares to
       be issued shall be subject to the  Canara
       Bank (Shares and Meetings) Regulations,
       2000 as amended and shall rank in all
       respects pari passu with the existing

CONT   CONTD shares/securities, the Board, be and                Non-Voting
       is hereby authorized to determine  the
       terms of the public offer, including the
       class of investors to whom the   securities
       are to be allotted, the number of shares/
       securities to be         allotted in each
       tranche, issue price, premium amount on
       issue as the Board   in its absolute
       discretion deems fit and do all such acts,
       deeds, matters and things and execute such
       deeds, documents and agreements, as they
       may, in its  absolute discretion, deem
       necessary, proper or desirable, and to
       settle or    give instructions or
       directions for settling any questions,

CONT   CONTD regards the terms and conditions, as                Non-Voting
       it may, in its absolute
       discretion, deem fit and proper in the best
       interest of the Bank, without     requiring
       any further approval of the members and
       that all or any of the      powers
       conferred on the Bank and the Board vide
       this resolution may be        exercised by
       the Board. Resolved further that the Board
       be and is hereby      authorized to enter
       into and execute all such arrangements with
       any Lead      Manager(s), Banker(s),
       Underwriter(s), Depository(ies) and all
       such agencies  as may be involved or
       concerned in such offering of equity /

CONT   CONTD further that for the purpose of                     Non-Voting
       giving effect to the above, the Board,  in
       consultation with the Lead Managers,
       Underwriters, Advisors and/or other
       persons as appointed by the Bank, be and is
       hereby authorized to determine    the form
       and terms of the issue(s), including the
       class of investors to whom  the shares/
       securities are to be allotted, number of
       shares/ securities to be allotted in each
       tranche, issue price (including premium, if
       any), face       value, premium amount on
       issue/conversion of Securities/exercise of
       warrants/redemption of Securities,
       rate of interest, redemption period,

CONT   CONTD conversion, fixing of record date or                Non-Voting
       book closure and related or
       incidental matters, listings on one or more
       stock exchanges in India and / or abroad,
       as the Board in its absolute discretion
       deems fit. Resolved further   that such of
       these shares / securities as are not
       subscribed may be disposed  off by the
       Board in its absolute discretion in such
       manner, as the Board may  deem fit and as
       permissible by law. Resolved further that
       for the purpose of  giving effect to this
       Resolution, the Board, be and is hereby
       authorised to   do all such acts, deeds,
       matters and things as it may in its

CONT   CONTD finalise and execute all documents                  Non-Voting
       and writings as may be necessary,
       desirable or expedient as it may in its
       absolute discretion deem fit, proper  or
       desirable without being required to seek
       any further consent or approval   of the
       shareholders or authorise to the end and
       intent, that the shareholders shall be
       deemed to have given their approval thereto
       expressly by the         authority of the
       Resolution. Resolved further that the Board
       be and is hereby authorized to delegate all
       or any of the powers herein conferred to
       the       Chairman and Managing Director or
       to the Executive Director/(s) or to




--------------------------------------------------------------------------------------------------------------------------
 CIPLA LTD                                                                                   Agenda Number:  703257180
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1633P142
    Meeting Type:  AGM
    Meeting Date:  25-Aug-2011
          Ticker:
            ISIN:  INE059A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and adopt the Balance Sheet as                Mgmt          For                            For
       at 31st March 2011, the Profit and Loss
       Account for the year ended on that date
       together with the schedules      annexed
       thereto as well as the reports of the Board
       of Directors and Auditors attached thereon

2      To confirm the payment of Interim Dividend                Mgmt          For                            For
       and to declare Final Dividend for  the year
       ended 31st March 2011

3      To appoint a Director in place of Mr. M.R.                Mgmt          For                            For
       Raghavan who retires by rotation   and
       being eligible, offers himself for
       re-appointment

4      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Pankaj Patel who retires by rotation    and
       being eligible, offers himself for
       re-appointment

5      Resolved that M/s. V. Sankar Aiyar & Co.,                 Mgmt          For                            For
       Chartered Accountants (Firm Reg.    No.
       109208W), together with M/s. R.G.N. Price &
       Co., Chartered Accountants    (Firm Reg.
       No. 002785S), be and are hereby
       re-appointed as Joint Statutory    Auditors
       of the Company to hold the office from the
       conclusion of this Annual General Meeting
       until the conclusion of the next Annual
       General Meeting upon  such remuneration,
       taxes and out of pocket expenses, as may be
       fixed by the   Board of Directors of the
       Company in mutual consultation with the
       Auditors.   Resolved further that the Board
       of Directors of the Company be and is

CONT   CONTD audit the accounts for the financial                Non-Voting
       year ending on 31st March 2012     upon
       such remuneration, terms and conditions as
       the Board of Directors may    deem fit

6      Resolved that pursuant to the provisions of               Mgmt          For                            For
       sections 257, 260 and other
       applicable provisions of the Companies Act,
       1956 (the Act) read with those    under
       Article 129 of the Company's Articles of
       Association, Mr. S.
       Radhakrishnan, an Additional Director
       holding the office as such up to the
       date of this Meeting be and is hereby
       appointed as a Director of the Company
       with effect from the commencement of the
       date of this Annual General Meeting.
       Resolved that pursuant to the provisions of
       sections 198, 309 read with       Schedule
       XIII and other applicable provisions of the

CONT   CONTD a period of five years commencing                   Non-Voting
       from 12th November 2010 and
       concluding on 11th November 2015 and on the
       terms and conditions as
       stipulated hereunder and set out in the
       letter of appointment dated 12th
       November 2010 issued by the Company as per
       the copy now placed before and     approved
       by the Meeting. A. Salary: INR 8,00,000
       p.m. with liberty to the     Board of
       Directors to sanction such increase as it
       may in its absolute        discretion
       determine from time to time provided that
       the salary does not      exceed INR
       16,00,000 p.m. during the tenure. B.

CONT   CONTD C. Perquisites: The appointee shall                 Non-Voting
       be entitled to perquisites,
       allowances, benefits, facilities and
       amenities (collectively called
       "perquisites") such as medical
       reimbursement, leave travel
       assistance/allowance, membership fees of
       clubs, hospitalisation and accident
       insurance and any other perquisites as per
       the policy/rules of the Company in force or
       as may be approved by the Board from time
       to time. In addition to    the above, the
       appointee shall also be entitled to the
       following benefits as  per policy/rules of
       the Company in force or as may be approved

CONT   CONTD D. Commission: The appointee shall                  Non-Voting
       also be entitled to, in addition to  the
       aforesaid salary and perquisites,
       commission as may be fixed by the Board
       after profits of the Company are
       ascertained each year subject to minimum of
       INR 30,00,000 each year, so however, the
       overall remuneration for all the
       managerial personnel does not exceed the
       limits prescribed under sections 198 and
       309 of the Companies Act, 1956 and Schedule
       XIII as may be applicable     from time to
       time with liberty to pay such commission in
       one or more          installments entirely
       at the discretion of the Board. E. The

CONT   CONTD minimum remuneration by way of basic                Non-Voting
       salary, perquisites and allowances not
       exceeding the ceiling limit specified under
       paragraph 1 of section II,    Part II of
       Schedule XIII to the Companies Act, 1956
       and in addition thereto,  appointee shall
       also be eligible to the perquisites and
       allowances not        exceeding the limits
       specified under paragraph 2 of section II,
       Part II of    Schedule XIII to the
       Companies Act,1956 or such other limits as
       may be        specified by the Central
       Government from time to time as minimum
       remuneration. G. This appointment
       as Whole-time Director is liable for

7      Resolved that pursuant to the provisions of               Mgmt          For                            For
       section 314 and other applicable
       provisions, if any of the Companies Act,
       1956 (including any amendments
       thereto or re-enactment thereof for the
       time being in force), the Company in
       general meeting hereby accords its consent
       to the holding of office or place  of
       profit as a member of management team by
       Mrs. Samina Vaziralli, a relative of Mr. M.
       K. Hamied, Joint Managing Director of the
       Company, with effect from 1st July 2011 on
       a monthly salary of INR 2,50,000 (inclusive
       of all           allowances and
       perquisites). Resolved further that

CONT   CONTD as well as the approval by the                      Non-Voting
       Company's Selection Committee and Board  of
       Directors ("Board") and subject to the
       approval of Central Government, the Company
       in general meeting hereby accords its prior
       consent to the holding of office or place
       of profit under the Company through the
       appointment of Mrs.   Samina Vaziralli, a
       relative of Mr. M. K. Hamied, Joint
       Managing Director of  the Company, as a
       member of management team and also to the
       revision of her   remuneration any time in
       future during the then relevant period of
       her        appointment subject to the
       payment of monthly salary (inclusive of all

CONT   CONTD is hereby authorised to represent the               Non-Voting
       Company before the Central
       Government and to agree to or accept any
       variations in the terms of the
       appointment as may be suggested by the
       Central Government. And resolved
       further that the Board be and is hereby
       further authorised to do all such     acts,
       deeds and things and execute all such
       documents, instruments and        writings
       as may be and in the manner required and to
       delegate all or any of   its powers herein
       conferred to any Committee of Directors or
       to any Director  or to any Officer to give
       effect to the resolution hereof




--------------------------------------------------------------------------------------------------------------------------
 COAL INDIA LTD, KOLKATA                                                                     Agenda Number:  703287311
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1668L107
    Meeting Type:  AGM
    Meeting Date:  20-Sep-2011
          Ticker:
            ISIN:  INE522F01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet as at 31st March,    2011,
       Profit and Loss Account for the financial
       year ended on that date       together with
       the Reports of Statutory Auditor &
       Comptroller & Auditor        General of
       India and Directors' Report

2      To confirm payment of Interim dividend paid               Mgmt          For                            For
       and to declare Final Dividend on  equity
       shares for the Financial Year 2010-11

3      To appoint a Director in place of Prof. S.                Mgmt          For                            For
       K. Barua, who retires by rotation  in terms
       of Article 33(d) of the Articles of
       Association of the Company and   being
       eligible, offers himself for reappointment

4      To appoint a Director in place of Shri Alok               Mgmt          For                            For
       Perti, who retires by rotation in terms of
       Article 33(d) of the Articles of
       Association of the Company and      being
       eligible, offers himself for reappointment

5      To appoint a Director in place of Dr. A. K.               Mgmt          For                            For
       Rath, who retires by rotation in  terms of
       Article 33(d) of the Articles of
       Association of the Company and      being
       eligible, offers himself for reappointment




--------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL BANK OF CEYLON LTD                                                               Agenda Number:  703656453
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y16904107
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2012
          Ticker:
            ISIN:  LK0053N00005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 960978 DUE TO ADDITION OF
       RESOLUTIONS. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1      To receive, consider and adopt the annual                 Mgmt          For                            For
       report of the board of directors on the
       affairs of the bank and statement of
       compliance and the financial statements for
       the year ended December 31,2011 with the
       report of the auditors thereon

2      To declare a dividend as recommended by the               Mgmt          For                            For
       directors.(a separate circular is attached)

3.A    To re elect director in place of those                    Mgmt          For                            For
       vacating retiring by rotation or otherwise:
       Mr. Dinesh Stephen Weerakkody

3.B    To re elect director in place of those                    Mgmt          For                            For
       vacating retiring by rotation or otherwise:
       Mr. Kankanam Gamage Don Dharmas Ena
       Dheerasinghe

3.C    To re elect director in place of those                    Mgmt          For                            For
       vacating retiring by rotation or otherwise:
       Mr. Amitha Lal Gooneratne

3.D    To re elect director in place of those                    Mgmt          For                            For
       vacating retiring by rotation or otherwise:
       Prof. Uditha Pilane Liyanage

3.E    To re elect director in place of those                    Mgmt          For                            For
       vacating retiring by rotation or otherwise:
       Mr. Lakshman Hulugalle

3.F    To re elect director in place of those                    Mgmt          For                            For
       vacating retiring by rotation or otherwise:
       Mr. Mahinda Preethiraj Jayawardena

4.A    To appoint Messrs KPMG Ford,                              Mgmt          For                            For
       Rhodes,Thornton and Co. as recommended by
       the board of directors, as auditors to the
       company for the ensuing year

4.B    To authorise the board of directors to                    Mgmt          For                            For
       determine the remuneration of the auditors
       for the ensuing year

5      To authorise the board of directors to                    Mgmt          For                            For
       determine donations for 2012

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       CHANGE IN TEXT OF RESOLUTION 3.F. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU
       DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL BANK OF CEYLON LTD                                                               Agenda Number:  703674057
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y16904107
    Meeting Type:  EGM
    Meeting Date:  30-Mar-2012
          Ticker:
            ISIN:  LK0053N00005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR
       RESOLUTION "1". THANK YOU.

1      To pass the Special Resolution approving                  Mgmt          For                            For
       the proposed Amendment to the Articles of
       Association of Commercial Bank of Ceylon
       PLC: Article 86




--------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL BANK OF CEYLON PLC, COLOMBO                                                      Agenda Number:  703220816
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y16904107
    Meeting Type:  EGM
    Meeting Date:  26-Jul-2011
          Ticker:
            ISIN:  LK0053N00005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approval under Section 99 of the Companies                Mgmt          For                            For
       Act No.7 of 2007 of the proposed   rights
       issue of ordinary non-voting shares

2      Approval under Section 99 of the Companies                Mgmt          For                            For
       Act No.7 of 2007 of the proposed   rights
       issue of ordinary voting shares

3      Rights issue of ordinary voting shares                    Mgmt          For                            For

4      Rights issue of ordinary (non-voting)                     Mgmt          For                            For
       shares

5      Approval under Section 99 of the Companies                Mgmt          For                            For
       Act No.7 of 2007 of the proposed
       subdivision of ordinary non-voting shares

6      Approval under Section 99 of the Companies                Mgmt          For                            For
       Act No.7 of 2007 of the proposed
       subdivision of ordinary voting shares

7      Subdivision of ordinary voting shares                     Mgmt          For                            For

8      Subdivision of ordinary non-voting shares                 Mgmt          For                            For

9      That the Articles of Association of the                   Mgmt          For                            For
       Company be amended in the manner
       following subject however to the amendments
       set out in items 2 and 3 below
       (pertaining to amendments to Articles 3
       (12) and Article 44 respectively)     being
       also approved by the Central Bank of Sri
       Lanka in accordance with the   provisions
       of Banking Act No. 30 of 1988 (as amended):
       1. By the deletion of  the words "and the
       expression 'Secretary' shall include any
       person, firm or   company appointed by the
       Board to perform any of the duties of the
       Secretary  and shall include an Assistant
       Secretary" set out in the first paragraph

CONT   CONTD include, 'debenture-stock' and                      Non-Voting
       'debenture-stock holder'." 2. By the
       deletion of Clause (12) appearing in the
       existing Article 3 and the
       substitution therefore of the following new
       Clause: "(12) To undertake the
       administration of estates as executor,
       administrator, trustee or otherwise."  3.
       By the deletion of the existing Article 44
       and the substitution therefor   of the
       specified new Article




--------------------------------------------------------------------------------------------------------------------------
 CROMPTON GREAVES LTD                                                                        Agenda Number:  703191205
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1788L144
    Meeting Type:  AGM
    Meeting Date:  19-Jul-2011
          Ticker:
            ISIN:  INE067A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adoption of Directors' Report and Accounts                Mgmt          For                            For

2      Confirmation of Dividends                                 Mgmt          For                            For

3      Re-appointment of Director retiring by                    Mgmt          For                            For
       Rotation: Mr SM Trehan

4      Re-appointment of Director retiring by                    Mgmt          For                            For
       Rotation: Mr G Thapar

5      Re-appointment of Director retiring by                    Mgmt          For                            For
       Rotation: Mr S Bayman

6      Appointment of Auditors: Sharp & Tannan,                  Mgmt          For                            For
       Chartered Accountants, Registration  No
       109982W

7      Extension of tenure of Mr SM Trehan as                    Mgmt          For                            For
       Managing Director

8      Appointment of Director: Mr L Demortier                   Mgmt          For                            For

9      Appointment of Mr L Demortier as CEO and                  Mgmt          For                            For
       Managing Director

10     Appointment of Mr S Goswami                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DIALOG AXIATA PLC                                                                           Agenda Number:  703733267
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2064K107
    Meeting Type:  AGM
    Meeting Date:  09-May-2012
          Ticker:
            ISIN:  LK0348N00009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and adopt the report of the                    Mgmt          For                            For
       directors and the statement of
       accounts for the financial year ended 31st
       December 2011 and the auditors'    report
       thereon

2      To declare a final dividend as recommended                Mgmt          For                            For
       by the board of directors

3      To re elect as a director, Mr. Mohamed                    Mgmt          For                            For
       Vazir Muhsin, who retires by rotation
       pursuant to article 102 of the articles of
       association of the company

4      To re elect as a director, Mr. James Carl                 Mgmt          For                            For
       Grinwis Maclaurin who was appointed to the
       board since the last annual general meeting
       pursuant to article 109 of the articles of
       association of the company

5      To re elect as a director, Mr. Moksevi                    Mgmt          For                            For
       Rasingh Prelis, who attained the age   of
       75 years on 2nd July 2011 and retires
       pursuant to section 210 of the
       companies act, no. 07 of 2007 and to
       resolve that the age limit of 70 years
       referred to in section 210 of the companies
       act, no. 07 of 2007 shall not be
       applicable to Mr. Moksevi Rasingh Prelis

6      To re elect as a director, Mr. Jayantha                   Mgmt          For                            For
       Cudah Bandara Dhanapala, who attained the
       age of 73 years on 30th December 2011 and
       retires pursuant to section 210 of the
       companies act, no. 07 of 2007 and to
       resolve that the age limit of 70  years
       referred to in section 210 of the companies
       act, no. 07 of 2007 shall   not be
       applicable to Mr. Jayantha Cudah Bandara
       Dhanapala

7      To reappoint Messrs PricewaterhouseCoopers,               Mgmt          For                            For
       chartered accountants, as         auditors
       to the company and to authorise the
       directors to determine their
       remuneration

8      To authorise the directors to determine and               Mgmt          For                            For
       make donations




--------------------------------------------------------------------------------------------------------------------------
 DLF LIMITED                                                                                 Agenda Number:  703216627
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2089H105
    Meeting Type:  AGM
    Meeting Date:  04-Aug-2011
          Ticker:
            ISIN:  INE271C01023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       balance sheet as at 31st March,    2011,
       the profit and loss account for the year
       ended on that date together    with the
       reports of directors and auditors thereon

2      To declare dividend                                       Mgmt          For                            For

3      To appoint a director in place of Ms. Pia                 Mgmt          For                            For
       Singh, who retires by rotation and  being
       eligible, offers herself for re-appointment

4      To appoint a director in place of Mr. G.S.                Mgmt          For                            For
       Talwar, who retires by rotation    and
       being eligible, offers himself for
       re-appointment

5      To appoint a director in place of Mr. K.N.                Mgmt          For                            For
       Memani, who retires by rotation    and
       being eligible, offers himself for
       re-appointment

6      Resolved that Mr. Ravinder Narain, a                      Mgmt          For                            For
       director who retires by rotation at the
       annual general meeting has expressed his
       desire not to offer himself for re
       appointment as a director and the resulting
       vacancy be not filled up at the   meeting

7      To appoint auditors of the company to hold                Mgmt          For                            For
       office from the conclusion of this meeting
       until the conclusion of the next annual
       general meeting and to fix    their
       remuneration. Ms. Walker, Chan Diok and Co,
       the retiring auditors are   eligible for
       re-appointment

8      Resolved that pursuant to the provisions of               Mgmt          For                            For
       section 314(1) and other
       applicable provisions , if any, of the
       companies act, 1956 (including any
       statutory modification or re enactment
       thereof, for the time being in force), the
       consent of the company, be and is hereby
       accorded to the appointment of   Mr. Rahul
       Talwar as senior management trainee, DLF
       India Limited (DIL), a     subsidiary of
       the company w.e.f. 20th January, 2011 at a
       remuneration and on  the-terms and
       conditions as set out in the explanatory
       statement annexed to   the notice. Resolved
       further that the board of directors of the

9      Resolved that pursuant to the provisions of               Mgmt          For                            For
       section 31 4(1) and other
       applicable provisions, if any, of the
       companies act, 1956 (including any
       statutory modification or re enactment
       thereof, for the time being in force), the
       consent of the company, be and is hereby
       accorded to the appointment of   Ms. Kavita
       Singh as an advisor to DLF Universal
       Limited (DUL), a wholly owned subsidiary of
       the company, for a period of three years
       w.e.f. 1st June, 2011  at a remuneration
       and on the terms and conditions as set out
       in the           explanatory statement
       annexed to the notice. Resolved further




--------------------------------------------------------------------------------------------------------------------------
 DR REDDYS LABS LTD                                                                          Agenda Number:  703211134
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y21089159
    Meeting Type:  AGM
    Meeting Date:  21-Jul-2011
          Ticker:
            ISIN:  INE089A01023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 861371 DUE TO CHANGE IN VOTING
       STATUS. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL
       NEED TO REINSTRUCT ON THIS MEETING NOTICE.
       THANK YOU.

1      To receive, consider and adopt the Balance                Mgmt          For                            For
       Sheet as at 31 March 2011 and the Profit &
       Loss account of the Company for the year
       ended on that date along with the Reports
       of the Directors' and Auditors' thereon

2      To declare dividend on the equity shares                  Mgmt          For                            For
       for the financial year 2010-11

3      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Anupam Puri, who retires by rotation, and
       being eligible, seeks re-appointment

4      To appoint a Director in place of Dr. Bruce               Mgmt          For                            For
       L A Carter, who retires by rotation, and
       being eligible, seeks re-appointment

5      To appoint the Statutory Auditors and fix                 Mgmt          For                            For
       their remuneration. The retiring Auditors B
       S R & Co., Chartered Accountants are
       eligible for re-appointment

6      Re-appointment of Dr. K Anji Reddy as                     Mgmt          For                            For
       Whole-Time Director designated as Chairman

7      Re-appointment of Mr. G V Prasad as                       Mgmt          For                            For
       Whole-Time Director designated as
       Vice-Chairman and Chief Executive Officer

8      Remuneration to Directors other than the                  Mgmt          For                            For
       Managing /Whole-Time Directors




--------------------------------------------------------------------------------------------------------------------------
 GAIL INDIA LTD                                                                              Agenda Number:  703256657
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2682X135
    Meeting Type:  OTH
    Meeting Date:  23-Aug-2011
          Ticker:
            ISIN:  INE129A01019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE   NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR         INSTRUCTIONS BY
       THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS   NOT A VALID VOTE OPTION
       AT POSTAL BALLOT MEETINGS. THANK YOU.

1      Special Resolution under section 17 of the                Mgmt          For                            For
       Companies Act, 1956 for amending   the Main
       Objects of the Memorandum of Association of
       the Company by           substituting the
       existing clause no. 17

2      Ordinary Resolution under section 293(1)(a)               Mgmt          For                            For
       of the Companies Act, 1956 for    transfer
       of assets




--------------------------------------------------------------------------------------------------------------------------
 GLENMARK PHARMACEUTICALS LTD                                                                Agenda Number:  703239459
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2711C144
    Meeting Type:  AGM
    Meeting Date:  11-Aug-2011
          Ticker:
            ISIN:  INE935A01035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider, approve and adopt the               Mgmt          For                            For
       audited  balance sheet as at 31st March,
       2011 and the profit and loss account of the
       company for the year      ended on that
       date together with the reports of the
       directors and auditors    thereon

2      To declare dividend on equity shares                      Mgmt          For                            For

3      To appoint a director in place of Mrs. B.                 Mgmt          For                            For
       E. Saldanha who retires by rotation and
       being eligible, offers herself for
       reappointment

4      To appoint a director in place of Mrs.                    Mgmt          For                            For
       Cheryl Pinto  who retires by rotation  and
       being eligible, offers herself for
       reappointment

5      To appoint a director in place of Mr. D. R.               Mgmt          For                            For
       Mehta who retires by rotation and being
       eligible, offers himself for reappointment

6      To appoint M S Walker, Chandiok and Co.,                  Mgmt          For                            For
       auditors of the company to hold      office
       from the conclusion of this annual general
       meeting until the          conclusion of
       the next annual general meeting and to fix
       their remuneration




--------------------------------------------------------------------------------------------------------------------------
 GVK POWER & INFRASTRUCTURE LTD, NEW DELHI                                                   Agenda Number:  703219762
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2962K118
    Meeting Type:  AGM
    Meeting Date:  06-Aug-2011
          Ticker:
            ISIN:  INE251H01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Balance                Mgmt          For                            For
       Sheet as at March 31, 2011 and the Profit
       and Loss Account for the year ended on that
       date and the Report of the Directors and
       the Auditors thereon

2      To appoint a Director in place of Mr. K N                 Mgmt          For                            For
       Shenoy, who retires by rotation     and,
       being eligible, offers himself for
       re-appointment

3      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Pradip Baijal, who retires by rotation
       and, being eligible, offers himself for
       re-appointment

4      To appoint a Director in place of Dr. A                   Mgmt          For                            For
       Ramakrishna, who retires by rotation  and,
       being eligible, offers himself for
       reappointment

5      To appoint a Director in place of Mr. P                   Mgmt          For                            For
       Abraham, who retires by rotation and, being
       eligible, offers himself for re-appointment

6      To appoint M/s. S R Batliboi & Associates,                Mgmt          For                            For
       Chartered Accountants, Hyderabad,  the
       retiring auditors, as Statutory Auditors of
       the Company to hold office    from the
       conclusion of this Annual General Meeting
       to the conclusion of next  Annual General
       Meeting on such remuneration as may be
       determined by the Board

7      Resolved that pursuant to the provisions of               Mgmt          For                            For
       sections 198, 269, 309, 310, 314, Schedule
       XIII and all other applicable provisions,
       if any, of the Companies   Act, 1956
       (including any statutory modifications or
       re-enactment thereof that may hereafter be
       made by the Central Government) and subject
       to approval of   the Central Government, if
       any, and based on the recommendations of
       the       Remuneration Committee and
       approval of the Board of Directors, consent
       of the Shareholders be and is hereby
       accorded for the re-appointment of Mr. A
       Issac  George, Director & Chief Financial
       Officer of the Company for another period

CONT   CONTD Resolved further that Mr. G V Sanjay                Non-Voting
       Reddy, Vice Chairman and Mr.       Krishna
       Ram Bhupal, Director and Mr. P V Rama
       Seshu, General Manager &        Company
       Secretary of the Company be and are hereby
       severally authorised to do all such acts,
       deeds and things as may be necessary for
       giving effect to the  above resolutions




--------------------------------------------------------------------------------------------------------------------------
 HCL TECHNOLOGIES LTD                                                                        Agenda Number:  703368058
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3121G147
    Meeting Type:  AGM
    Meeting Date:  02-Nov-2011
          Ticker:
            ISIN:  INE860A01027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adoption of Accounts                                      Mgmt          For                            For

2      Retirement of Mr. P.C. Sen as the Director                Mgmt          For                            For

3      Retirement of Mr. T. S. R. Subramanian as                 Mgmt          For                            For
       the Director

4      Retirement of Mr. Ajai Chowdhry as the                    Mgmt          For                            For
       Director

5      Re-appointment of M/s. S. R. Batliboi &                   Mgmt          For                            For
       Co., Chartered Accountants as the
       Statutory Auditors of the Company

6      Declaration of dividend                                   Mgmt          For                            For

7      Appointment of Mr. R. Srinivasan as the                   Mgmt          For                            For
       Director




--------------------------------------------------------------------------------------------------------------------------
 HCL TECHNOLOGIES LTD                                                                        Agenda Number:  703798326
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3121G147
    Meeting Type:  OTH
    Meeting Date:  28-May-2012
          Ticker:
            ISIN:  INE860A01027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NO T VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIO NS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Special Resolution for seeking                            Mgmt          For                            For
       shareholders' approval for increase in
       total sh areholding of Foreign
       Institutional Investors (FIIs) in the
       Company under the Portfolio Management
       Scheme under Foreign Exchange Management
       Act, 1999 from 2 4% upto the Sectoral Cap
       (49% or 74%, as may be applicable)

2      Ordinary Resolution for the re-appointment                Mgmt          For                            For
       and terms of Mr. Shiv Nadar as the Managing
       director for a Period of 5 years w.e.f
       February 1, 2012




--------------------------------------------------------------------------------------------------------------------------
 HDFC BANK LTD, MUMBAI                                                                       Agenda Number:  703157152
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3119P117
    Meeting Type:  AGM
    Meeting Date:  06-Jul-2011
          Ticker:
            ISIN:  INE040A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Accept financial statements and statutory                 Mgmt          For                            For
       reports

2      Approve dividend of INR 16.50 per share                   Mgmt          For                            For

3      Reappoint A. Samanta as director                          Mgmt          For                            For

4      Approve BSR Co. as auditors and authorize                 Mgmt          For                            For
       board to fix their remuneration

5      Approve appointment and remuneration of                   Mgmt          For                            For
       C.M. Vasudev as part-time
       non-executive chairman

6      Appoint P. Datta as director                              Mgmt          For                            For

7      Appoint B. Parikh as director                             Mgmt          For                            For

8      Appoint A.N. Roy as director                              Mgmt          For                            For

9      Appoint R. Karnad as director                             Mgmt          For                            For

10     Amend clause V of the memorandum of                       Mgmt          For                            For
       association to reflect changes in capital

11     Approve five-for-one stock split                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HINDALCO INDUSTRIES LTD                                                                     Agenda Number:  703307290
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3196V185
    Meeting Type:  AGM
    Meeting Date:  23-Sep-2011
          Ticker:
            ISIN:  INE038A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet as at 31st March,    2011 and
       Profit and Loss Account for the year ended
       on that date, the Report  of the Directors
       and the Auditors thereon

2      To declare and sanction the payment of                    Mgmt          For                            For
       Dividend on Equity Shares of the
       Company for the financial year 2010-2011

3      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Madhukar Manilal Bhagat, who retires
       from office by rotation and being eligible,
       offers himself for re-appointment

4      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Chaitan Manbhai Maniar, who retires
       from office by rotation and being eligible,
       offers himself for reappointment

5      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Sangram Singh Kothari, who retires from
       office by rotation and being eligible,
       offers himself for reappointment

6      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 224 and other applicable
       provisions, if any, of the Companies Act,
       1956, Messrs Singhi & Co.
       (Registration No. 302049E), Chartered
       Accountants, Kolkata, the retiring
       Auditors, be and is hereby re-appointed as
       the Auditors of the Company to     hold
       office from the conclusion of this Meeting
       until the conclusion of the   next Annual
       General Meeting of the Company and that the
       Board of Directors of the Company be and is
       hereby authorized to fix their remuneration
       for the     said period and reimbursement
       of actual out of pocket expenses, as may be

7      Resolved that pursuant to the relevant                    Mgmt          For                            For
       provisions of the Articles and the Act
       including, interalia, Section 257 and 260,
       Mr. Ram Charan be and is hereby    elected
       and appointed as a Director of the Company,
       liable to retire by       rotation

8      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Sections 198, 309 (4) and other
       applicable provisions, if any, of the
       Companies Act, 1956 (hereinafter
       referred to as the "Act"), consent of the
       Company be and is hereby accorded   to the
       payment of, in addition to sitting fees for
       attending the meetings of  the Board and/or
       Committees thereof and reimbursement of
       expenses, in         accordance with the
       relevant provisions of the Articles of
       Association of the Company, to the
       Directors of the Company other than the
       Managing Director and Executive
       Director(s), commission at a rate not

CONT   CONTD and the same to be divided amongst                  Non-Voting
       them in such manner as the Board     may,
       from time to time, determine, for a period
       of five years commencing from financial
       year 2011-2012

9      Resolved that pursuant to Section 31 and                  Mgmt          For                            For
       other applicable provisions, if any, of the
       Companies Act, 1956 (hereinafter referred
       to as the "Act") including   any statutory
       modification(s) or re-enactment(s) thereof,
       the Articles of     Association of the
       Company (hereinafter referred to as the
       "Articles"), be    and are hereby amended
       in the following manner: 1. In the
       Interpretation      Clause at the end of
       the existing interpretation of "Dividend"
       in Article 2,  the following shall be
       inserted: "Financing Documents shall mean
       the          agreements, as amended or
       restated from time to time, entered into

CONT   CONTD operation and maintenance of an                     Non-Voting
       aluminium smelter-power plant complex   at
       Bargawan, District-Singrauli, Madhya
       Pradesh comprising of inter alia
       359,000 tonne per annum of Aluminium
       Smelter having 360 (three hundred and
       sixty) pots." 2. After the existing Article
       78 of the Articles, the following new
       Article 78A shall be inserted:
       Notwithstanding anything contained in
       these Articles, the Company and its
       shareholders/ members: (a) Will cause the
       Company to comply with the provisions of
       the Financing Documents; and (b)     Shall
       not take any action that: (i) is

CONT   CONTD the provisions of the Financing                     Non-Voting
       Documents, shall be void ab initio." 3. The
       existing Article 127, be and is hereby
       Deleted

10     Resolved that supplemental to the                         Mgmt          For                            For
       Resolution passed at the Forty-Sixth Annual
       General Meeting of the Company held on 12th
       July, 2005 and pursuant to        Section
       293(1)(d) of the Companies Act, 1956
       (hereinafter referred to as the  "Act") and
       all other enabling provisions, if any, of
       the Act and Article 73 & 74 of the Articles
       of Association of the Company (hereinafter
       referred to as  the "Articles") consent of
       the Company be and is hereby granted to the
       Board  of Directors of the Company, to
       borrow for and on behalf of the Company,
       from time to time as they may consider fit,
       any sum or sums of money, in any

CONT   CONTD other person or persons and whether                 Non-Voting
       the same be unsecured or secured,   and if
       secured, whether by way of mortgage,
       charge, hypothecation, pledge or  otherwise
       in any way whatsoever, on, or in respect of
       all or any of the       Company's assets
       and properties including uncalled capital,
       stock in trade    (including raw materials,
       stores, spares and components in stock or
       in        transit) notwithstanding that the
       monies so borrowed together with the
       monies, already borrowed if any by the
       Company (apart from temporary loans    and
       credits obtained from the Company's bankers
       in the ordinary course of     business) may

CONT   CONTD exceed Rs. 20,000 Crores (Rupees                    Non-Voting
       Twenty Thousand Crores Only) over and
       above the aggregate of the Paid Up Capital
       and Free Reserves

11     Resolved that in partial modification of                  Mgmt          For                            For
       the relevant resolutions passed at   the
       Fiftieth Annual General Meeting held on
       18th September, 2009 and pursuant to the
       provisions of Sections 198, 309, 310,
       Schedule XIII and other          applicable
       provisions, if any, of the Companies Act,
       1956 (hereinafter        referred to as the
       "Act"), including any statutory
       modification(s) or         re-enactment(s)
       thereof, consent of the Company be and is
       hereby accorded: 1. To the revision of the
       Basic Salary from Rs. 50,00,000 (Rupees
       Fifty Lacs) to Rs. 58,00,000 (Rupees Fifty
       Eight Lacs) per month; 2. To the revision

CONT   CONTD Crores Fifty Lacs ) to Rs.                          Non-Voting
       10,00,00,000 (Rupees Ten Crores) per annum;
       4. To the Long Term Incentive Compensation
       (LTIC) as per the scheme
       applicable to Senior Executives of the
       Company and/or its Subsidiaries and/or any
       other Incentive applicable to Senior
       Executives of the Aditya Birla       Group;
       as may be decided by the Board of Directors
       of the Company from time   to time for the
       remainder of tenure of Mr. D. Bhattacharya
       i.e. upto 1st      October, 2013 subject to
       the limit prescribed in Part II of the
       Schedule XIII to the Act and subject to the
       consequential variation or increase in the

CONT   CONTD 5. That although considering the                    Non-Voting
       provisions of Section 314(1) of the    said
       Act, Mr. D. Bhattacharya would not be
       holding any office or place of     profit
       by his being a mere director of the
       Company's subsidiaries, approval   be and
       is hereby granted to Mr. D. Bhattacharya to
       accept sitting             fees/directors'
       fee for attending the meetings of the Board
       of Directors or   committees of such
       subsidiary companies, wherever he is member
       and any such   payment made to him is
       ratified

12     Resolved that in partial modification of                  Mgmt          For                            For
       the Resolution passed by Postal      Ballot
       dated 23rd January, 2007 approving the
       proposal for introduction of an Employee
       Stock Option Scheme-2006 (ESOS-2006), the
       total/maximum number of    equity shares of
       Re. 1/-each to be allotted on exercise of
       rights attached to the options granted
       under the ESOS-2006 framed by the Company
       under the       authority vested in terms
       of the aforesaid resolution be enhanced and
       amended wherever they occur in the
       aforesaid resolution and the ESOS-2006 from
       34,75,000 to 64,75,000, provided all
       other terms and conditions governing the

CONT   CONTD Guidelines). Resolved further that                  Non-Voting
       pursuant to the provisions of
       Section 81 and other applicable provisions,
       if any, of the Companies Act,     1956
       (hereinafter referred to as the "Act") read
       along with the provisions    contained in
       the SEBI Stock Option Guidelines (including
       any statutory        modification(s) or
       re-enactment(s) thereof, the Articles of
       Association of    the Company and
       Regulations/Guidelines prescribed by any
       other relevant       authority from time to
       time to the extent applicable and subject
       to such      other approvals, permissions
       and sanctions as maybe necessary and

CONT   CONTD including the Compensation                          Non-Voting
       Committee), or as may be prescribed or
       imposed while granting such approvals,
       permissions and sanctions, which may   be
       agreed to by the Board in its sole
       discretion, the consent of the Company  be
       and is hereby accorded to the Board to
       create, offer, issue and allot at   any
       time, to or for the benefit of such
       person(s) who are in the permanent
       employment of the Company in the management
       cadre, whether working in India   or out of
       India including any Whole-time/Executive
       Director(s) and also in    such permanent
       employment of the subsidiary company(ies)

CONT   CONTD Employees Stock Option (hereinafter                 Non-Voting
       referred to as Options) and/ or any other
       instruments or securities (hereinafter
       collectively referred to as
       "Securities") of the Company which could
       give rise to the issue of equity     shares
       not exceeding 64,75,000 equity shares of
       Re.1/-each of the Company, at such price,
       in such manner, during such period, in one
       or more tranches and   on such terms and
       conditions as the Board may decide in
       accordance with the   Regulations or other
       provisions of law as may be prevailing at
       the relevant   time. Further resolved that
       the new equity shares to be issued and

CONT   CONTD allotting and listing of Securities,                Non-Voting
       the Board be and is hereby
       authorized on behalf of the Company to do
       all such acts, deeds, matters and   things
       as it may in its absolute discretion, deem
       necessary, usual, proper or desirable for
       such purpose and with liberty to the Board
       on behalf of the     Company to settle any
       question, difficulty or doubt whatsoever,
       as may arise  with regard to the creation,
       offering, issuing and allotment of shares
       without requiring the Board to secure
       any further consent or approval of the
       members of the Company. Further resolved
       that the Board be and is hereby




--------------------------------------------------------------------------------------------------------------------------
 HINDALCO INDUSTRIES LTD                                                                     Agenda Number:  703602599
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3196V185
    Meeting Type:  EGM
    Meeting Date:  07-Mar-2012
          Ticker:
            ISIN:  INE038A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Resolved that pursuant to provisions of                   Mgmt          Against                        Against
       Section 81 (1A) and all other
       applicable provisions of the Companies Act,
       1956 (including any statutory
       modification(s) or re-enactment thereof,
       for the time being in force), the
       provisions of Foreign Exchange Management
       Act, 1999 and rules and regulations framed
       threunder and subject to provisions of
       Chapter VII of Securities and   Exchange
       Board of India (Issue of Capital and
       Disclosure Requirements)
       Regulations, 2009 (SEBI ICDR Regulations,
       2009), as in force and subject to
       applicable provisions of the rules,

CONT   CONTD consents, permissions and / or                      Non-Voting
       sanctions, if any, of SEBI, Stock
       Exchanges and other appropriate authorities
       and subject to such conditions as may be
       prescribed by any of them while granting
       any such approval, consent,   permission,
       and / or sanction and which may be agreed
       to by the Board of      Directors of the
       Company (hereinafter referred to as the
       'Board' which term   shall be deemed to
       include any committee which the Board may
       have constituted or hereinafter constitute
       to exercise its powers including the powers
       conferred hereunder), the Board be
       and is hereby authorized to create, offer,

CONT   CONTD share against such warrant                          Non-Voting
       (hereinafter referred to as the
       "Warrants"), in such manner, at such price
       and on such terms and conditions as may be
       determined by the Board in accordance
       with SEBI ICDR Regulations, 2009 or
       other provisions of the law as may be
       prevailing at the time; provided that   the
       minimum price of the Warrants so issued
       shall not be less than the price  arrived
       at in accordance with provisions of Chapter
       VII of SEBI ICDR          Regulations,
       2009. Resolved further that without
       prejudice to the generality  of the above,
       the aforesaid issue of the Securities may

CONT   CONTD Warrant holder(s). Resolved further                 Non-Voting
       that the Board be and is hereby
       authorized to issue and allot such number
       of Ordinary Shares as may be
       required to be issued and allotted upon
       exercise of option by Warrant
       holder(s) or as may be necessary in
       accordance with the terms of the offer.
       Resolved further that without prejudice to
       the generality of the above, the   relevant
       date as per SEBI ICDR Regulations, 2009,
       for determination of price  of the Ordinary
       Shares to be issued and allotted upon
       exercise of right       attached to the
       Warrants referred to above, is 30 days

CONT   CONTD face of value of Rs 1/-each of the                  Non-Voting
       Company subject to the relevant
       provisions contained in the Articles of
       Association of the Company. Resolved
       further that for the purpose of giving
       effect to the above, the Board be and  is
       hereby authorized on behalf of the Company
       to take all actions and do all  such deeds,
       matters and things as it may, in its
       absolute descretion deem     necessary,
       desirable or expedient for issue or
       allotment of aforesaid         Warrants and
       listing of the Equity Shares on conversion
       with the stock        exchange(s) as
       appropriate and to resolve and settle all

CONT   CONTD may deem fit, without being required                Non-Voting
       to seek any further consent or     approval
       of the members or otherwise to the end and
       intent that they shall be deemed to have
       given their approval thereto expressly by
       the authority of     this resolution.
       Resolved further that the Board be and is
       hereby authorized  to delegate all or any
       of the powers conferred by this resolution
       on it, to   any Committee of Directors, any
       other Director(s) or officer(s) of the
       Company to give effect to the aforesaid
       resolution




--------------------------------------------------------------------------------------------------------------------------
 HOUSING DEVELOPMENT FINANCE CORP LTD                                                        Agenda Number:  703162444
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y37246207
    Meeting Type:  AGM
    Meeting Date:  08-Jul-2011
          Ticker:
            ISIN:  INE001A01036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       profit and loss account for the
       financial year ended March 31, 2011, the
       balance sheet as at that date and    the
       reports of the directors and the auditors
       thereon

2      To declare dividend on equity shares                      Mgmt          For                            For

3      To appoint a director in place of Mr. D. N.               Mgmt          For                            For
       Ghosh who retires by rotation and being
       eligible, offers himself for re-appointment

4      To appoint a director in place of Dr. Ram                 Mgmt          For                            For
       S. Tarneja who retires by rotation  and
       being eligible, offers himself for
       re-appointment

5      To appoint a director in place of Dr. Bimal               Mgmt          For                            For
       Jalan who retires by rotation and being
       eligible, offers himself for re-appointment

6      "Resolved that Messrs Deloitte Haskins &                  Mgmt          For                            For
       Sells, Chartered Accountants, having
       Registration No. II7366W issued by the
       Institute of Chartered Accountants of
       India, be and are hereby re-appointed as
       auditors of the Corporation, to hold office
       as such from the conclusion of this Meeting
       until the conclusion of    the next Annual
       General Meeting, on a remuneration of INR
       78,00,000 (Rupees   Seventy Eight Lacs
       only) plus applicable service tax and
       reimbursement of     out-of- pocket
       expenses incurred by them for the purpose
       of audit of the      Corporation's accounts
       at the head office, all its branch offices

CONT   CONTD Corporation be and is hereby                        Non-Voting
       authorised to appoint Messrs Deloitte
       Haskins & Sells, Chartered Accountants as
       Branch Auditors or any other person who may
       be qualified to act as such, in
       consultation with the auditors of the
       Corporation and to fix their remuneration,
       for the purpose of audit of any    branch
       office(s) that may be opened by the
       Corporation outside India during   the
       period until the conclusion of the next
       Annual General Meeting

7      "Resolved that pursuant to the provisions                 Mgmt          For                            For
       of Section 228(1) and other
       applicable provisions, if any, of the
       Companies Act, 1956, Messrs PKF,
       Chartered Accountants, having Registration
       No. 10 issued by the Ministry of   Economy,
       U.A.E. be and are hereby re-appointed as
       Branch Auditors of the      Corporation for
       the purpose of audit of the accounts of the
       Corporation's     branch office at Dubai,
       to hold office as such from the conclusion
       of this    Meeting until the conclusion of
       the next Annual General Meeting, on such
       terms and conditions and on such
       remuneration, as may be fixed by the Board

8      That the consent of the Corporation be and                Mgmt          For                            For
       is hereby accorded under the
       provisions of Section 293(1 )(d) of the
       Companies Act, 1956, (including any
       amendment, modification, variation or
       re-enactment thereof) to the Board of
       Directors of the Corporation to borrow from
       time to time such sum or sums of  money as
       they may deem necessary for the purpose of
       the business of the       Corporation,
       notwithstanding that the monies to be
       borrowed together with the monies already
       borrowed by the Corporation (apart from
       temporary loans        obtained from the
       Corporation's bankers in the ordinary

CONT   CONTD Corporation and its free reserves,                  Non-Voting
       that is to say, reserves not set     apart
       for any specific purpose; Provided that the
       total amount up to which    monies may be
       borrowed by the Board of Directors and
       which shall remain       outstanding at any
       given point of time shall not exceed the
       sum of INR        2,00,000 crores (Rupees
       Two Lac Crores only)

9      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Sections 198, 269 read with       Schedule
       XIII, 309, 310, 311 and other applicable
       provisions, if any, of the  Companies Act,
       1956, (including any amendment,
       modification, variation or re- enactment
       thereof), approval of the Members of the
       Corporation be and is      hereby accorded
       to the re-appointment of Mr. Keki M. Mistry
       as the Managing   Director of the
       Corporation (designated as the
       'Vice-chairman & Chief         Executive
       Officer') for a period of 5 (five) years,
       with effect from November 14, 2010, upon
       the terms and conditions including those

CONT   CONTD Directors of the Corporation (here in               Non-Voting
       after referred to as the 'Board'  which
       term shall be deemed to include the
       Compensation Committee of Directors
       constituted by the Board to exercise its
       powers including powers conferred by this
       resolution) to alter and vary the terms and
       conditions of the said       re-appointment
       and/or agreement (including authority, from
       time to time, to   determine the amount of
       salary and commission also the type and
       amount of     perquisites, other benefits
       and allowances payable to Mr, Keki  M.
       Mistry),   in such manner as may be agreed
       to between the Board and Mr. Keki  M.

CONT   CONTD , modification variation or                         Non-Voting
       re-enactment thereof." Resolved further
       that in the event of any loss, absence or
       inadequacy of profits in any
       financial year, during the term of office
       of Mr. Keki M. Mistry, the
       remuneration; payable to him by way of
       salary, commission, perquisites, other
       benefits and Allowances shall not, without,
       the approval of the Central
       Government (if required), exceed the limits
       prescribed under Schedule XIII    and other
       applicable provisions of the Companies'
       Act, 1956, (including and   amendment,
       modification, variation or re-enactment

CONT   CONTD , that may arise in regard to the                   Non-Voting
       said re-appointment as it may in its  sole
       and absolute discretion deem fit and to
       delegate all or any of its       powers
       herein conferred to any committee of
       directors and/or director(s)      and/or
       officer(s) of the Corporation, to give
       effect to this resolution."

10     Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 81 (I A) and other
       applicable provisions, if any, of the
       Companies ,Act, 1956, including
       relevant circulars and notifications issued
       by the Reserve Bank of India      (RBI),
       the relevant provisions of SEBI (Employee
       Stock Option Scheme and      Employee Stock
       Purchase Scheme) Guidelines, 1999, as
       amended, (SEBI ESOP      Guidelines) issued
       by the Securities and Exchange Board of
       India (SEBI), the  relevant provisions of
       the Memorandum and Articles of Association
       of the      Corporation and Subject to such
       other rules, regulation and guidelines that

CONT   CONTD such terms and conditions as may be                 Non-Voting
       prescribed/imposed, the consent of  the
       Corporation be and is hereby accorded to
       the Board of Directors of the
       Corporation (hereinafter referred to as
       "Board" which term shall be deemed to
       include the Compensation Committee of
       Directors constituted by the Board to
       exercise its powers including powers
       conferred by this resolution) to create,
       issue offer and allot equity shares of the
       aggregate nominal face value not
       exceeding' INR 5,86,75,460 (Rupees Five
       Crores Eighty Six Thousand Four
       Hundred and Sixty only) represented by 2,93

CONT   CONTD present and future permanent                        Non-Voting
       employees and directors of the
       Corporation, whether in India or abroad
       (hereinafter referred to as
       'employees'), under Employee Stock Option
       Scheme-2011 (ESOS - 2011) in terms  of this
       resolution and on such terms and conditions
       and in such tranche as    may be decided by
       the Board, in its sole and absolute
       discretion. Resolved    further that the
       consent of the Members be and is hereby
       accorded to the      Board to grant under
       ESOS-2011, the options, if any, lapsed or
       that may lapse under the earlier employee
       stock option scheme(s) as the Board may

CONT   CONTD resolution which are hereby approved                Non-Voting
       by the Members or any amendment or
       modification thereof, the Board be and is
       hereby authorised to finalise ESOS  2011
       detailing therein all the terms for
       granting of employee stock options
       (including terms relating to eligibility of
       the said employees under
       ESOS-2011), to grant the options under
       CONTD

CONT   CONTD the said ESOS-2011 (detailing the                   Non-Voting
       terms of the options) at such time or times
       as it may decide in its absolute discretion
       and is also authorised to   determine, in
       its absolute discretion, as to when the
       said equity shares are  to be issued, the
       number of shares to be issued in each
       tranche, the terms or combination of terms
       subject to which the said shares are to be
       issued        (including the combination of
       terms for shares issued at various points
       of    time), the conditions under which
       options vested in employees may lapse,
       terms relating to specified time within
       which the employee should exercise    his

CONT   CONTD eligible employee under the                         Non-Voting
       provisions of the Income-tax Act, 1961 and
       the Rules made thereunder and such other
       terms as could be applicable to the
       offerings of similar nature." Resolved
       further that the board be and is
       hereby authorised to decide on the number
       of options to be granted to each of the
       non-executive directors of the Corporation;
       subject however that the      aggregate of
       such options to be granted to all
       non-executive directors shall  not exceed a
       maximum of 10% of the options to be granted
       under ESOS-2011 in   any financial year and
       in aggregate." Resolved further that the

CONT   CONTD ESOS-2011, from the concerned                       Non-Voting
       eligible employee as provided in ESOS
       2011 and subject to the provisions of the
       Income-tax Act, 1961 and the Rules  made
       thereunder, as amended, from time to time."
       "Resolved further that       subject to the
       terms stated herein, the equity shares
       allotted pursuant to    this resolution
       shall rank pari passu inter se and with the
       then existing     equity shares of the
       Corporation, in all respects." "Resolved
       further that    the Board be and is hereby
       authorised to settle all question,
       difficulties or doubts that may arise in
       relation to the formulation and

CONT   CONTD shall be deemed to have given their                 Non-Voting
       approval thereto expressly by the
       authority of this resolution." "Resolved
       further that the board be and is     hereby
       authorised to vary, amend, modify or alter
       the terms of ESOS  2011 in  accordance with
       and subject to any guidelines, rules or
       regulations that may  be issued by any
       appropriate regulatory / statutory
       authority." " Resolved    further that for
       the purpose of giving effect to this
       resolution, the Board   be and is hereby
       authorised to do all such acts, deeds,
       matters and things    and execute all such
       deeds, documents, instruments and writings

CONT   CONTD the Corporation, to give effect to                  Non-Voting
       this resolution"




--------------------------------------------------------------------------------------------------------------------------
 ICICI BANK LTD, VADODARA                                                                    Agenda Number:  703846836
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38575109
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2012
          Ticker:
            ISIN:  INE090A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       Profit and Loss Account for the financial
       year ended March 31, 2012 and Balance Sheet
       as at that date together with the Reports
       of the Directors and the Auditors

2      To declare dividend on preference shares                  Mgmt          For                            For

3      To declare dividend on equity shares                      Mgmt          For                            For

4      To appoint a director in place of Mr. Homi                Mgmt          For                            For
       Khusrokhan, who retires by rotation and,
       being eligible, offers himself for
       re-appointment

5      To appoint a director in place of Mr. V.                  Mgmt          For                            For
       Sridar, who retires by rotation and, being
       eligible, offers himself for reappointment

6      To appoint a director in place of Mr. N. S.               Mgmt          For                            For
       Kannan, who retires by rotation and, being
       eligible, offers himself for reappointment

7      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Sections 224, 225 and other applicable
       provisions, if any, of the Companies Act,
       1956 and the Banking Regulation Act, 1949,
       S. R. Batliboi & Co., Chartered Accountants
       (registration No. 301003E), be appointed as
       statutory auditors of the Company, to hold
       office from the conclusion of this Meeting
       until the conclusion of the next Annual
       General Meeting of the Company, on a
       remuneration (including terms of payment)
       to be fixed by the Board of Directors of
       the Company, based on the recommendation of
       the Audit Committee, plus service tax and
       such other tax(es), as may be applicable,

8      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 228 and other applicable
       provisions, if any, of the Companies Act,
       1956 and the Banking Regulation Act, 1949,
       the Board of Directors of the Company be
       and is hereby authorised to appoint branch
       auditors, as and when required, in
       consultation with the statutory auditors,
       to audit the accounts in respect of the
       Companys branches/offices in India and
       abroad and to fix their terms and
       conditions of appointment and remuneration,
       based on the recommendation of the Audit
       Committee, plus service tax and such other
       tax(es), as may be applicable, and

9      Resolved that Dr. Swati Piramal in respect                Mgmt          For                            For
       of whom the Company has received notices in
       writing along with deposits of INR 500
       each, from two Members proposing her as a
       candidate for the office of director under
       the provisions of Section 257 of the
       Companies Act, 1956, and who is eligible
       for appointment to the office of director,
       be and is hereby appointed a Director of
       the Company

10     Resolved that subject to the applicable                   Mgmt          For                            For
       provisions of the Companies Act, 1956, the
       Banking Regulation Act, 1949 and the
       provisions of the Articles of Association
       of the Company, and subject to the approval
       of Reserve Bank of India, consent of the
       Members of the Company be and is hereby
       accorded for revision in the remuneration
       payable to Ms. Chanda Kochhar, Managing
       Director & CEO effective April 1, 2012 as
       follows: Ms. Chanda Kochhar shall be
       eligible to receive a Supplementary
       Allowance of INR 870,862 per month.
       Resolved further that other terms and
       conditions relating to remuneration of Ms.

11     Resolved that subject to the applicable                   Mgmt          For                            For
       provisions of the Companies Act, 1956, the
       Banking Regulation Act, 1949 and the
       provisions of the Articles of Association
       of the Company, and subject to the approval
       of Reserve Bank of India, consent of the
       Members of the Company be and is hereby
       accorded for revision in the remuneration
       payable to Mr. N. S. Kannan, Executive
       Director & CFO effective April 1, 2012 as
       follows: Mr. N. S. Kannan shall be eligible
       to receive a Supplementary Allowance of INR
       596,037 per month. Resolved further that
       other terms and conditions relating to
       remuneration of Mr. N. S. Kannan shall

12     Resolved that subject to the applicable                   Mgmt          For                            For
       provisions of the Companies Act, 1956, the
       Banking Regulation Act, 1949 and the
       provisions of the Articles of Association
       of the Company, and subject to the approval
       of Reserve Bank of India, consent of the
       Members of the Company be and is hereby
       accorded for revision in the remuneration
       payable to Mr. K. Ramkumar, Executive
       Director effective April 1, 2012 as
       follows: Mr. K. Ramkumar shall be eligible
       to receive a Supplementary Allowance of INR
       596,037 per month. Resolved further that
       other terms and conditions relating to
       remuneration of Mr. K. Ramkumar shall

13     Resolved that subject to the applicable                   Mgmt          For                            For
       provisions of the Companies Act, 1956, the
       Banking Regulation Act, 1949 and the
       provisions of the Articles of Association
       of the Company, and subject to the approval
       of Reserve Bank of India, consent of the
       Members of the Company be and is hereby
       accorded for revision in the remuneration
       payable to Mr. Rajiv Sabharwal, Executive
       Director effective April 1, 2012 as
       follows: Mr. Rajiv Sabharwal shall be
       eligible to receive a Supplementary
       Allowance of INR 576,713 per month.
       Resolved further that other terms and
       conditions relating to remuneration of Mr.

14     Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 81 and other applicable provisions,
       if any, of the Companies Act, 1956
       (including any amendment(s) thereto or
       re-enactment thereof), and in accordance
       with the provisions of the Memorandum and
       Articles of Association of ICICI Bank
       Limited (the Bank/Company) and the
       regulations/ guidelines prescribed by
       Securities and Exchange Board of India or
       any other relevant authority, from time to
       time, to the extent applicable and subject
       to such approvals, consents, permissions
       and sanctions as may be required and
       subject to such conditions as may be

CONT   CONTD constituted/to be constituted by the                Non-Voting
       Board to exercise its powers including the
       powers conferred by this Resolution) is
       hereby authorised to accept, the Board be
       and is hereby authorised on behalf of the
       Bank, to create, offer, issue and allot, to
       or for the benefit of such person(s) as are
       in the permanent employment and the
       Directors (including the wholetime
       Directors) of the Bank, at any time, equity
       shares of the Bank and/or warrants (whether
       attached to any security or not) with an
       option exercisable by the warrant-holder to
       subscribe for equity shares/equity-linked
       securities, and/or bonds, debentures,

CONT   CONTD the issue and offer thereof, for, or                Non-Voting
       which upon exercise or conversion could
       give rise to the issue of a number of
       equity shares not exceeding in aggregate
       (including any equity shares issued
       pursuant to the Resolution at Item No. 15
       of the Notice), ten percent of the
       aggregate of the number of issued equity
       shares of the Bank, from time to time, on
       the date(s) of the grant of option(s) under
       the ICICI Bank Employees Stock Option
       Scheme (ESOS), as placed at the Meeting.
       Resolved further that subject to the terms
       stated herein, the equity shares allotted
       pursuant to the aforesaid Resolution shall

CONT   CONTD securities or instruments                           Non-Voting
       representing the same, as described above,
       the Board be and is hereby authorised on
       behalf of the Bank to do all such acts,
       deeds, matters and things as it may, in its
       absolute discretion, deem necessary or
       desirable for such purpose, and with power
       on behalf of the Bank to settle all
       questions, difficulties or doubts that may
       arise in regard to such creation, offer,
       issue(s) or allotment(s) (including to
       amend or modify any of the terms of such
       creation, issue, offer or allotment), as it
       may, in its absolute discretion, deem fit
       without being required to seek any further

CONT   CONTD authorised to vary or modify the                    Non-Voting
       terms of ESOS in accordance with any
       guidelines or regulations that may be
       issued, from time to time, by any
       appropriate authority unless such
       variation, modification or alteration is
       detrimental to the interests of the
       employees/Directors (including the
       wholetime Directors).Resolved further that
       the Board be and is hereby authorised to
       delegate all or any of the powers herein
       conferred to any Committee of Directors or
       any one or more of the wholetime Directors
       of the Bank

15     Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 81 and other applicable provisions,
       if any, of the Companies Act, 1956
       (including any amendment(s) thereto or
       re-enactment(s) thereof), and in accordance
       with the provisions of the Memorandum and
       Articles of Association of ICICI Bank
       Limited (the Bank/Company) and the
       regulations/ guidelines, prescribed by
       Securities and Exchange Board of India or
       any other relevant authority, from time to
       time, to the extent applicable and subject
       to such approvals, consents, permissions
       and sanctions as may be required and
       subject to such conditions as may be

CONT   CONTD ) constituted/to be constituted by                  Non-Voting
       the Board to exercise its powers including
       the powers conferred by this Resolution) is
       hereby authorised to accept, the Board be
       and is hereby authorised on behalf of the
       Bank, to create, offer, issue and allot, to
       or for the benefit of such person(s) as are
       in the permanent employment and the
       Directors (including the wholetime
       Directors) of a subsidiary Company and a
       holding Company of the Bank, at any time,
       equity shares of the Bank and/or warrants
       (whether attached to any security or not)
       with an option exercisable by the
       warrant-holder to subscribe for equity

CONT   CONTD and conditions as the Board may                     Non-Voting
       decide prior to the issue and offer
       thereof, for, or which upon exercise or
       conversion could give rise to the issue of
       a number of equity shares not exceeding in
       aggregate (including any equity shares
       issued pursuant to the Resolution at Item
       No. 14 of the Notice), ten percent of the
       aggregate of the number of issued equity
       shares of the Bank, from time to time, on
       the date(s) of the grant of option(s) under
       the ICICI Bank Employees Stock Option
       Scheme (ESOS), as placed at the
       Meeting.Resolved further that subject to
       terms stated herein, the equity shares

CONT   CONTD issue or allotment of equity shares                 Non-Voting
       or securities or instruments representing
       the same, as described above, the Board be
       and is hereby authorised on behalf of the
       Bank to do all such acts, deeds, matters
       and things as it may, in its absolute
       discretion, deem necessary or desirable for
       such purpose, and with power on behalf of
       the Bank to settle all questions,
       difficulties or doubts that may arise in
       regard to such creation, issue, offer or
       allotment (including to amend or modify any
       of the terms of such creation, offer, issue
       or allotment), as it may, in its absolute
       discretion, deem fit without being required

CONT   CONTD the Board be and is hereby authorised               Non-Voting
       to delegate all or any of the powers herein
       conferred to any Committee of Directors or
       any one or more of the wholetime Directors
       of the Bank




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS LTD                                                                                 Agenda Number:  703329474
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4082C133
    Meeting Type:  OTH
    Meeting Date:  11-Oct-2011
          Ticker:
            ISIN:  INE009A01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE   NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR         INSTRUCTIONS BY
       THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS   NOT A VALID VOTE OPTION
       AT POSTAL BALLOT MEETINGS. THANK YOU.

1      Resolved that the following resolution                    Mgmt          For                            For
       passed by the members of the Company   at
       the Annual General Meeting held on June 12,
       2004, having not been given    effect to,
       be and is hereby revoked/rescinded.
       Resolution passed at the AGM held on June
       12, 2004: Resolved that, consent of the
       Company be and it is     hereby accorded to
       the Trustees of the infosys Technologies
       Limited Employees Welfare Trust (the Trust)
       to form a new trust for the benefit and
       welfare of  the employees and to transfer
       or in any other manner convey to such newly
       created trust, the equity shares which
       have been returned to the Trust or are

CONT   CONTD further that, the Trustees of the                   Non-Voting
       Trust be and are hereby authorized to
       determine all other terms and conditions of
       the formation and operation of    the new
       charitable trust

2      Resolved that pursuant to the applicable                  Mgmt          For                            For
       provisions of the Companies Act,     1956,
       the Securities and Exchange Board of India
       (Employee Stock Option       Scheme and
       Employee Stock Purchase Scheme) Guidelines,
       1999 ("SEBI            Guidelines") for the
       time being in force and as may be modified
       from time to  time, and other rules,
       regulations and guidelines of any / various
       statutory  / regulatory authority(ies) that
       are or may become applicable (collectively
       referred herein as the "Applicable Laws")
       and subject to any approvals,
       permissions and sanctions of any / various
       authority(ies) as may be required  and

CONT   CONTD "Board", which term shall include any               Non-Voting
       committee(s) constituted / to be
       constituted by the Board to exercise its
       powers including the powers
       conferred by this resolution) the approval
       of shareholders be and is hereby   accorded
       to the Board to introduce, offer, issue and
       allot Restricted Stock   Units under the
       new 2011 RSU Plan, the salient features of
       which are          furnished in the
       Explanatory Statement to this Notice and to
       grant RSUs, to   such person(s) who are in
       the permanent employment of the Company,
       whether    working in India or out of
       India, and to the Directors of the Company,

CONT   CONTD referred to as "Eligible Employees"),               Non-Voting
       except those who are promoters or belong to
       the promoter group, at such price or
       prices, in one or more         tranches and
       on such terms and conditions, as may be
       fixed or determined by   the Board in
       accordance with the 2011 RSU Plan; Resolved
       further that the     maximum number of
       Restricted Stock Units granted to Eligible
       Employees under  the 2011 RSU Plan shall
       not exceed 28,33,600 RSU, equivalent to
       28,33,600     equity shares (as adjusted
       for any changes in capital structure) at a
       price   decided by the Board from time to
       time; Resolved further that the Board be

CONT   CONTD vested. but not exercised, including                Non-Voting
       modifications or changes to the    quantum
       and price of such RSUs, from time to time,
       which are not detrimental  to the interests
       of the Employees and the Company and are in
       accordance with  applicable laws and
       regulations prevailing from time to time,
       as it may deem  fit; necessary or
       desirable, without requiring the Board to
       secure any        further consent(s) or
       approval(s) of the Members of the Company
       to the end    and Intent that they shall be
       deemed to have given their approval thereto
       expressly by the authority of this
       Resolution; Resolved further that for the

CONT   CONTD things as it may in its absolute                    Non-Voting
       discretion deem fit, necessary or
       desirable for such purpose and with power
       to settle any issues, questions,
       difficulties or doubts that may arise in
       this regard; Resolved further that   the
       Board be and is hereby authorized to
       delegate all or any powers conferred
       herein, to any committee of directors, with
       power to further delegate to any
       executives / officers of the Company to do
       all such acts, deeds, matters and  things
       as also to execute such documents,
       writings, etc., as may be necessary in this
       regard

3      Resolved that pursuant to the applicable                  Mgmt          For                            For
       provisions of the Companies Act,     1956,
       the Securities and Exchange Board of India
       (Employee Stock Option       Scheme and
       Employee Stock Purchase Scheme) Guidelines,
       1999, for the time     being in force and
       as may be modified from time to time, and
       other rules,     regulations and guidelines
       of any / various statutory / regulatory
       authority(ies) that are or may
       become applicable and subject to any
       approvals, permissions and sanctions of
       any / various authority(ies) as may   be
       required and subject to such conditions and
       modifications as may be        prescribed

CONT   CONTD constituted by the Board to exercise                Non-Voting
       its powers including the powers
       conferred by this resolution) the approval
       of shareholders be and is hereby   accorded
       to the Board to extend the benefit of 2011
       RSU Plan proposed in the  resolution under
       Item no. 2 in this Notice to, such
       person(s) who are in the  permanent
       employment of the subsidiary companies
       (whether now or hereafter    existing, in
       India or overseas, as may be from time to
       time be allowed under  the prevailing laws,
       rules and regulations, and / or any
       amendments thereto   from time to time)
       (the "Subsidiary Companies") whether

CONT   CONTD prevailing from time to time                        Non-Voting
       (hereinafter collectively referred to as
       'Subsidiary Companies Employees'), except
       those who-are promoters or belong   to the
       promoter group, at such price or prices, in
       one or more tranches and   on such terms
       and conditions, as may be fixed or
       determined by the Board in   accordance
       with the 2011 RSU Plan; Resolved further
       that for the purpose of   giving effect to
       this resolution, the Board be and is hereby
       authorized, on   behalf of the Company, to
       do all such acts, deeds, matters and things
       as it   may in its absolute discretion deem
       fit, necessary or desirable for such

       PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       MODIFICATION IN THE TEXT OF THE RESOLUTION
       1. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS LTD, BANGALORE                                                                      Agenda Number:  703823725
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4082C133
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2012
          Ticker:
            ISIN:  INE009A01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adoption of accounts                                      Mgmt          For                            For

2      Declaration of dividend                                   Mgmt          For                            For

3      Re-appointment of S. Gopalakrishnan                       Mgmt          For                            For

4      Re-appointment of K. V. Kamath                            Mgmt          For                            For

5      Re-appointment of David L. Boyles                         Mgmt          For                            For

6      Re-appointment of Prof. Jeffrey S. Lehman                 Mgmt          For                            For

7      Appointment of Auditors: BSR& Co.,                        Mgmt          For                            For
       Chartered Accountants

8      Appointment of Ann M. Fudge as Director,                  Mgmt          For                            For
       liable to retire by rotation

9      Appointment of V. Balakrishnan as a                       Mgmt          For                            For
       Director liable to retire by rotation and
       also as a Whole-time Director

10     Appointment of Ashok Vemuri as a Director                 Mgmt          For                            For
       liable to retire by rotation and also as a
       Whole-time Director

11     Appointment of B. G. Srinivas as a Director               Mgmt          For                            For
       liable to retire by rotation and also as a
       Whole-time Director

12     Remuneration in the form of commission for                Mgmt          For                            For
       Non-executive Directors




--------------------------------------------------------------------------------------------------------------------------
 INFRASTRUCTURE DEVELOPMENT FINANCE CO LTD                                                   Agenda Number:  703201474
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y40805114
    Meeting Type:  AGM
    Meeting Date:  27-Jul-2011
          Ticker:
            ISIN:  INE043D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT RESOLUTION 7 IS A                        Non-Voting
       SHAREHOLDER PROPOSAL WHEREAS MANAGEMENT
       RECOMMENDS TO VOTE IN FAVOR OF THIS
       RESOLUTION. THANK YOU

1      To receive, consider and adopt the audited                Mgmt          For                            For
       Balance Sheet as at March 31,      2011,
       the Profit and Loss Account and the Cash
       Flow Statement for the year    ended March
       31, 2011 and the Reports of the Directors
       and the Auditors        thereon

2.a    To declare a dividend on equity shares                    Mgmt          For                            For

2.b    To declare dividend on unlisted                           Mgmt          For                            For
       Compulsorily Convertible Cumulative
       Preference Shares @6% for the year ended
       March 31, 2011

3      To appoint a Director in place of Dr. Omkar               Mgmt          For                            For
       Goswami, who retires by rotation  and being
       eligible, offers himself for re-appointment

4      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Shardul Shroff, who retires by rotation and
       being eligible, offers himself for
       re-appointment

5      To appoint a Director in place of Mr. S. H.               Mgmt          For                            For
       Khan, who retires by rotation and being
       eligible, offers himself for re-appointment

6      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Sections 224, 224A and other
       applicable provisions, if any, of the
       Companies Act, 1956, M/s. Deloitte
       Haskins & Sells, Chartered Accountants
       having registration No. 117366W issued by
       the Institute of Chartered Accountants of
       India, be and are hereby         appointed
       as the Auditors of the Company to hold
       office from the conclusion   of this Annual
       General Meeting up to the conclusion of the
       next Annual        General Meeting of the
       Company, on a remuneration to be fixed by
       the Board of Directors of the Company,
       based on the recommendation of the Audit

7      Resolved that Mr. Bimal Julka, in respect                 Mgmt          For                            For
       of whom the Company has received a  Notice
       in writing, from a Member proposing him as
       a candidate for the office  of Director
       under the provisions of Section 257 of the
       Companies Act, 1956,   and who is eligible
       for appointment to the office of the
       Director, be and is  hereby appointed as a
       Director of the Company and who shall be
       subject to     retire by rotation




--------------------------------------------------------------------------------------------------------------------------
 INFRASTRUCTURE DEVELOPMENT FINANCE CO LTD                                                   Agenda Number:  703364783
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y40805114
    Meeting Type:  OTH
    Meeting Date:  31-Oct-2011
          Ticker:
            ISIN:  INE043D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Resolved that the consent of the members of               Mgmt          For                            For
       the Company be and is hereby accorded in
       terms of Section 293(1)(a) read with
       section 293(1)(d) and other applicable
       provisions, if any, of the Companies Act,
       1956 to the Board of Directors for
       mortgaging and or creating a charge in such
       form and manner and on such terms and at
       such time(s) as the Board of Directors may
       deem fit, the whole or substantially the
       whole of the undertaking of the Company,
       whether moveable or immoveable properties
       of the Company, present and future
       wheresoever situated, in favour of
       Financial/ Investment Institution(s) /




--------------------------------------------------------------------------------------------------------------------------
 IRB INFRASTRUCTURE DEVELOPERS LTD, MUMBAI                                                   Agenda Number:  703260478
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y41784102
    Meeting Type:  AGM
    Meeting Date:  25-Aug-2011
          Ticker:
            ISIN:  INE821I01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Balance                Mgmt          For                            For
       Sheet as at March 31, 2011, the    Profit
       and Loss account for the year ended on that
       date and the Report of the Directors and
       the Auditors thereon

2      To declare a dividend on Equity Shares for                Mgmt          For                            For
       the financial year ended March 31, 2011

3      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Dattatraya P. Mhaiskar, who retires by
       rotation and, being eligible, seeks
       re-appointment

4      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Sivaramakrishnan S. Iyer, who retires   by
       rotation and, being eligible, seeks
       re-appointment

5      Resolved that M/s. S. R. Batliboi & Co.,                  Mgmt          For                            For
       Chartered Accountants (Firm
       Registration No. 301003E), be and are
       hereby re-appointed as the Statutory
       Auditors of the Company to hold office from
       the conclusion of this Annual     General
       Meeting till the conclusion of the next
       Annual General Meeting on     such
       remuneration as may be determined by the
       Board of Directors in
       consultation with the Statutory Auditors of
       the Company

6      Resolved that Mr. Sunil H. Talati, who was                Mgmt          For                            For
       appointed as an Additional         Director
       of the Company by the Board of Directors,
       be and is hereby appointed as Director of
       the Company liable to retire by rotation

7      Resolved that pursuant to the provisions of               Mgmt          Against                        Against
       Section 81(1A) and other
       applicable provisions, if any, of the
       Companies Act, 1956, as amended or
       restated (the "Companies Act"), the Listing
       Agreements with each of the stock exchanges
       where the Company's equity shares are
       listed and the provisions of  the Foreign
       Exchange Management Act, 1999, as amended
       or restated, the        Foreign Exchange
       Management (Transfer or Issue of Security
       by a Person        Resident Outside India)
       Regulations, 2000, as amended or restated,
       the        Foreign Exchange Management
       (Borrowing or Lending in Rupees)

CONT   CONTD as amended or restated (the "ICDR                   Non-Voting
       Regulations"), as applicable and such other
       statutes, notifications, circulars, rules
       and regulations as may be     applicable
       and relevant, each as amended or restated,
       and the Memorandum and  Articles of
       Association of the Company, as amended, and
       subject to such       approvals, consents,
       permissions and sanctions, if any, of the
       Government of  India, the Reserve Bank of
       India (the "RBI"), the Foreign Investment
       Promotion Board (the "FIPB"), the
       Securities and Exchange Board of India (the
       "SEBI"), the relevant Registrar of
       Companies, the relevant stock exchanges

CONT   CONTD which may be agreed to by the Board                 Non-Voting
       of Directors of the Company (the
       "Board", which term shall be deemed to
       include any committee constituted or   to
       be constituted by the Board, or any
       person(s) authorised by the Board or   its
       committee for such purposes), consent of
       the Company be and is hereby     accorded
       to the Board in its absolute discretion, to
       offer, issue and allot   in the course of
       either one or more international
       offering(s), in one or more foreign markets
       and/or in the course of one or more
       domestic offering(s) in   India, including
       by way of a qualified institutions

CONT   CONTD and/or convertible preference shares                Non-Voting
       and/or convertible debentures
       (compulsorily and/or optionally, fully
       and/or partly) and/or non-convertible
       debentures (or other securities) with
       warrants and/or warrants with a right
       exercisable by the warrant holder to
       exchange or convert such warrants with
       equity shares of the Company at a later
       date simultaneously with the issue of
       non-convertible debentures and/or Foreign
       Currency Convertible Bonds
       ("FCCBs") and/or Foreign Currency
       Exchangeable Bonds ("FCEBs") and/ or any
       other permitted fully and/or partly paid

CONT   CONTD denominated in foreign currency, to                 Non-Voting
       such investors who are eligible to  acquire
       such Securities in accordance with all
       applicable laws, rules,        regulations,
       guidelines and approvals, through public
       issue(s), rights        issue(s),
       preferential issue(s), private placement(s)
       or any combination      thereof, through
       any prospectus, offer document, offer
       letter, offer          circular, placement
       document or otherwise, at such time or
       times and at such  price or prices subject
       to compliance with all applicable laws,
       rules,        regulations, guidelines and
       approvals, at a discount or premium to

CONT   CONTD guidelines and approvals, for an                    Non-Voting
       aggregate amount, in one or more
       offering(s) and/or in one or more tranches,
       not exceeding 1,200 crores        (Rupees
       One Thousand Two Hundred crores) (inclusive
       of any green shoe or      over-allotment
       option), either through a fresh issue or a
       sponsored issue of  Securities (by one or
       more existing shareholders of the Company)
       or by way of offer for sale of Securities
       or in any combination thereof, and the
       Board     shall have the discretion to
       determine the categories of eligible
       investors   to whom the offer, issue and
       allotment shall be made to the exclusion of

CONT   CONTD Resolved further that without                       Non-Voting
       prejudice to the generality of the above,
       the issue(s) of Securities may, subject to
       compliance with all applicable     laws,
       rules, regulations, guidelines and
       approvals, have all or any terms, or
       combination of terms, in accordance with
       domestic and/or international
       practice, including, but not limited to,
       conditions in relation to payment of
       interest, additional interest, premium on
       redemption, prepayment and any      other
       debt service payments whatsoever and all
       other such terms as are        provided in
       offerings of such nature including terms

CONT   CONTD guidelines and approvals, issue                     Non-Voting
       certificates, notes and/or depository
       receipts including global notes or
       certificates representing the Securities
       with such features and attributes as are
       prevalent in international and/or
       domestic capital markets for instruments of
       such nature and to provide for    the
       tradability or transferability thereof as
       per the international and/or    domestic
       practices and regulations, and under the
       forms and practices         prevalent in
       such international and/or domestic capital
       markets. Resolved     further that the
       Company may enter into any arrangement with

CONT   CONTD for the tradability or free                         Non-Voting
       transferability thereof as per the
       international practices and regulations,
       and under the forms and practices
       prevalent in international capital markets;
       Resolved further that the
       Securities issued in foreign markets shall
       be deemed to have been made abroad and/or
       at the place of issue of the Securities in
       international capital       markets and
       shall be governed by the applicable
       domestic/foreign laws and     regulations;
       Resolved further that the Securities may be
       redeemed and/or      converted into and/or
       exchanged for the equity shares of the

CONT   CONTD of the Company, as may be required to               Non-Voting
       be issued and allotted upon
       conversion, exchange, redemption or
       cancellation of any of the Securities or
       as may be necessary in accordance with the
       terms of the offering(s), and all  such
       equity shares shall rank pari passu with
       the existing equity shares of   the Company
       in all respects, including dividend.
       Resolved further that the    relevant date
       for the purpose of pricing of the
       Securities (i) by way of QIP/ GDRs/ ADRs/
       FCCBs/ FCEBs or by way of any preferential
       issue(s), shall be the date as specified
       under the applicable law or regulation, or

CONT   CONTD the Board be and is hereby authorised               Non-Voting
       to do all such acts, deeds,       matters
       and/or things, including, but not limited
       to, finalization and        approval of the
       preliminary as well as the final
       document(s), determining the form and
       manner of the issue, including the class of
       investors to whom the    Securities are to
       be issued and allotted, the number of the
       Securities to be  allotted, the issue
       price, the face value, the premium amount
       on the          issue/conversion/exchange
       of the Securities, if any, the rate of
       interest,    the execution of various
       transaction documents, creation of

CONT   CONTD may arise in relation to the issue,                 Non-Voting
       offer or allotment of the
       Securities, including amending the terms of
       the Securities and subject to
       applicable law, for the utilization of the
       issue proceeds as it may in its    absolute
       discretion deem fit without being required
       to seek any further       consent or
       approval of the members or otherwise to the
       end and intent and     that the members
       shall be deemed to have given their
       approval thereto for all such acts, deeds,
       matters and/or things, expressly by the
       authority of this   resolution. Resolved
       further that the Board be and is hereby

CONT   CONTD and intermediaries, as may be                       Non-Voting
       required and to pay them such fees,
       commission and other expenses as it deems
       fit and enter into or execute all   such
       agreements/ arrangement(s)/ MOU(s)/
       placement agreement(s)/ underwriting
       agreement(s)/ deposit agreement(s)/ trust
       deed(s)/ subscription agreement/    payment
       and conversion agency agreement/ any other
       agreement(s) or            document(s) with
       any such agencies, listing of Securities in
       domestic and/ or international stock
       exchanges, authorizing any Director(s) or
       any officer(s)  of the Company, severally,
       to sign for and on behalf of the Company

CONT   CONTD deem fit including, without                         Non-Voting
       limitation, the authority to amend or
       modify such document(s). Resolved further
       that the Board and other designated
       officers of the Company, be and are hereby
       severally authorised to make all   filings
       including as regards the requisite listing
       application/ prospectus/   offer document/
       registration statement, or any draft(s)
       thereof, or any       amendments or
       supplements thereof, and of any other
       relevant documents with   the stock
       exchanges (in India or abroad), the RBI,
       the FIPB, the SEBI, the    Registrar of
       Companies and such other authorities or

CONT   CONTD Resolved further that the Board be                  Non-Voting
       and is hereby authorised to
       severally delegate all or any of its powers
       herein conferred to any committee of
       Directors or any Executive Director or
       Directors or any other officer of   the
       Company, in order to give effect to the
       above resolutions. Resolved       further
       that all actions taken by the Board in
       connection with any matter     referred to
       or contemplated in any of the foregoing
       resolutions are hereby    approved,
       ratified and confirmed in all respects




--------------------------------------------------------------------------------------------------------------------------
 IRB INFRASTRUCTURE DEVELOPERS LTD, MUMBAI                                                   Agenda Number:  703288692
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y41784102
    Meeting Type:  OTH
    Meeting Date:  12-Sep-2011
          Ticker:
            ISIN:  INE821I01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Resolved that in partial modification of                  Mgmt          For                            For
       the resolution passed earlier by the
       members at the Extraordinary General
       Meeting held on 25 November, 2006, the
       consent of the members of the Company be
       and is hereby accorded, in terms of Section
       293(1)(a) and other applicable provisions,
       if any, of the Companies Act, 1956, as
       amended or restated, to mortgage and/ or
       charge any of its movable and/or immovable
       properties wherever situated, both present
       and future, or the whole, or substantially
       the whole, of the undertaking or
       undertakings of the Company on such terms
       and in such manner as the Board may think




--------------------------------------------------------------------------------------------------------------------------
 ITC LTD                                                                                     Agenda Number:  703201436
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4211T171
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2011
          Ticker:
            ISIN:  INE154A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and adopt the Accounts of the                 Mgmt          For                            For
       Company for the financial year      ended
       31st March, 2011, the Balance Sheet as at
       that date and the Reports of  the Directors
       and Auditors thereon

2      To declare dividend for the financial year                Mgmt          For                            For
       ended 31st March, 2011

3      To elect Mr. Hugo Geoffrey Powell, Dr.                    Mgmt          For                            For
       Basudeb Sen, Mr. Balakrishnan
       Vijayaraghavan and Mr. Serajul Haq Khan as
       the Directors in place of those retiring by
       rotation

4      Resolved that Messrs. Deloitte Haskins &                  Mgmt          For                            For
       Sells, Chartered Accountants
       (Registration No. 302009E), be and are
       hereby appointed as the Auditors of    the
       Company to hold such office until the
       conclusion of the next Annual       General
       Meeting to conduct the audit at a
       remuneration of INR
       165,00,000/-payable in one or more
       installments plus service tax as
       applicable, and reimbursement of
       out-of-pocket expenses incurred

5      Resolved that Mr. Krishnamoorthy Vaidyanath               Mgmt          For                            For
       be and is hereby appointed a      Director
       of the Company, liable to retire by
       rotation, for a period of five   years from
       the date of this Meeting, or till such
       earlier date to conform     with the policy
       on retirement as may be determined by the
       Board of Directors  of the Company and / or
       by any applicable statutes, rules,
       regulations or     guidelines

6      Resolved that, in accordance with the                     Mgmt          For                            For
       applicable provisions of the Companies
       Act, 1956, or any amendment thereto or
       re-enactment thereof, this Meeting
       hereby approves the appointment of Mr.
       Nakul Anand as a Director, liable to
       retire by rotation, and also as a Wholetime
       Director of the Company, for a    period of
       three years with effect from 3rd January,
       2011, or till such        earlier date to
       conform with the policy on retirement as
       may be determined by the Board of Directors
       of the Company and / or by any applicable
       statutes,    rules, regulations or
       guidelines, on such remuneration as set out

7      Resolved that, in accordance with the                     Mgmt          For                            For
       applicable provisions of the Companies
       Act, 1956, or any amendment thereto or
       re-enactment thereof, this Meeting
       hereby approves the appointment of Mr.
       Pradeep Vasant Dhobale as a Director,
       liable to retire by rotation, and also as a
       Wholetime Director of the         Company,
       for a period of three years with effect
       from 3rd January, 2011, or   till such
       earlier date to conform with the policy on
       retirement as may be     determined by the
       Board of Directors of the Company and / or
       by any           applicable statutes,
       rules, regulations or guidelines, on such

8      Resolved that, in accordance with the                     Mgmt          For                            For
       applicable provisions of the Companies
       Act, 1956, or any amendment thereto or
       re-enactment thereof, this Meeting
       hereby approves the re-appointment of Mr.
       Yogesh Chander Deveshwar as a
       Director, not liable to retire by rotation,
       and also as a Wholetime Director  and
       Chairman of the Company, for a period of
       five years with effect from 5th  February,
       2012, on such remuneration as set out in
       the Explanatory Statement  annexed to the
       Notice convening this Meeting. Further
       Resolved that, as a     process of
       succession planning, a part of this tenure

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       ADDITION OF DIRECTORS' NAMES. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 JAIPRAKASH ASSOCIATES LTD                                                                   Agenda Number:  703182650
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y42539117
    Meeting Type:  OTH
    Meeting Date:  16-Jul-2011
          Ticker:
            ISIN:  INE455F01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE   NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR         INSTRUCTIONS BY
       THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS   NOT A VALID VOTE OPTION
       AT POSTAL BALLOT MEETINGS. THANK YOU.

1      Providing security / undertakings to the                  Mgmt          For                            For
       lenders of Jaypee Karcham Hydro
       Corporation Limited (JKHCL)

2      Providing security/undertakings to the                    Mgmt          For                            For
       lenders of Jaiprakash Power Ventures
       Limited (JPVL)

3      Diversification into aviation business                    Mgmt          For                            For

4      Appointment of Shri B.K. Jain, relative of                Mgmt          For                            For
       a director

5      Re-appointment of Shri Manoj Gaur as                      Mgmt          For                            For
       executive chairman of the company

6      Increase in remuneration of other executive               Mgmt          For                            For
       directors

7      Increase in borrowing powers of the board                 Mgmt          For                            For

8      Creation of mortgage/charge in favour of                  Mgmt          For                            For
       lenders




--------------------------------------------------------------------------------------------------------------------------
 JET AIRWAYS (INDIA) LTD, MUMBAI                                                             Agenda Number:  703254312
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4440B116
    Meeting Type:  AGM
    Meeting Date:  17-Aug-2011
          Ticker:
            ISIN:  INE802G01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       Balance Sheet as at 31st March,    2011,
       the Profit and Loss Account for the year
       ended on that date together    with the
       Reports of the Auditors and the Directors
       thereon

2      To appoint a Director in place of Mr. I. M.               Mgmt          For                            For
       Kadri, who retires by rotation,   and being
       eligible, offers himself for re-appointment

3      To appoint a Director in place of Mr. Javed               Mgmt          For                            For
       Akhtar, who retires by rotation,  and being
       eligible, offers himself for re-appointment

4      To re-appoint Deloitte Haskins & Sells,                   Mgmt          For                            For
       having Registration Number 117366W    and
       Chaturvedi & Shah having Registration
       Number 101720W, as the Joint
       Statutory Auditors of the Company to hold
       office from the conclusion of the
       Nineteenth Annual General Meeting till the
       conclusion of the Twentieth Annual General
       Meeting of the Company and to authorise the
       Board of Directors to fix their
       remuneration

5      Raising of Capital                                        Mgmt          For                            For

6      Appointment of Mr. Nivaan Goyal to an                     Mgmt          For                            For
       Office or Place of Profit

7      Re-appointment of Ms. Namrata Goyal to an                 Mgmt          For                            For
       Office or Place of Profit




--------------------------------------------------------------------------------------------------------------------------
 JOHN KEELLS HLDG PLC                                                                        Agenda Number:  703918093
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4459Q103
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2012
          Ticker:
            ISIN:  LK0092N00003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To re elect as director, Mr. J. R. F.                     Mgmt          For                            For
       Peiris who retires in terms of article 84
       of the articles of association of the
       company

2      To re elect as director Mrs. S.                           Mgmt          For                            For
       Thiruchelvam who retires in terms of
       article 84 of the articles of association
       of the company

3      To re elect as director Mr. A. R.                         Mgmt          For                            For
       Gunasekara who retires in terms of article
       91 of the articles of association of the
       company

4      To re elect as director Mr. T. Das who is                 Mgmt          For                            For
       over the age of 70 years and who retires in
       terms of section 210 of the companies act
       no.7 of 2007,for which notice of the
       following ordinary resolution has been
       given by a member, that the age limit
       stipulated in section 21 of the companies
       act no.7 of 2007 shall not apply to Mr. T.
       Das who is 73 years and that he be re
       elected a director of the company

5      To authorise the directors to determine and               Mgmt          For                            For
       make donations

6      To re appoint auditors and to authorise the               Mgmt          For                            For
       directors to determine their remuneration




--------------------------------------------------------------------------------------------------------------------------
 JOHN KEELLS HOLDINGS PLC                                                                    Agenda Number:  703455281
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4459Q103
    Meeting Type:  EGM
    Meeting Date:  07-Dec-2011
          Ticker:
            ISIN:  LK0092N00003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Employee share option plan: That the                      Mgmt          For                            For
       directors be and they are hereby authorized
       to offer shares up to a maximum of 0.75
       percent (point seven five per cent) of the
       total issued shares of the company, as at
       date of offer (which date will be decided
       subsequent to the receipt of shareholder
       approval at the extraordinary general
       meeting), in such amounts to such employees
       of the company and its subsidiary companies
       inclusive of executive directors as may be
       determined by the board of directors and
       based on the terms and conditions given
       below. a. the total number of shares to be
       offered under this ESOP scheme will be




--------------------------------------------------------------------------------------------------------------------------
 JSW STEEL LTD                                                                               Agenda Number:  703198641
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y44680109
    Meeting Type:  AGM
    Meeting Date:  25-Jul-2011
          Ticker:
            ISIN:  INE019A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet as at 31st March,    2011,
       the Profit and Loss Account for the year
       ended on that date, together   with the
       Reports of the Board of Directors and the
       Auditors thereon

2      To declare dividend on 10% Cumulative                     Mgmt          For                            For
       Redeemable Preference shares

3      To declare dividend on Equity Shares                      Mgmt          For                            For

4      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Seshagiri Rao M.V.S, who retires by
       rotation and being eligible, offers himself
       for re-appointment

5      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Sudipto Sarkar, who retires by rotation and
       being eligible, offers himself for
       re-appointment

6      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Jayant Acharya, who retires by rotation and
       being eligible, offers himself for
       re-appointment

7      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Kannan Vijayaraghavan, who retires by
       rotation and being eligible, offers himself
       for reappointment

8      To appoint M/s. Deloitte Haskins & Sells,                 Mgmt          For                            For
       Chartered Accountants, as Statutory
       Auditors of the Company to hold office from
       the conclusion of this Annual     General
       Meeting until the conclusion of the next
       Annual General Meeting of    the Company
       and to fix their remuneration

9      Resolved that in partial modification of                  Mgmt          For                            For
       the resolution passed at the
       Fifteenth Annual General Meeting of the
       Company held on 06.07.2009 and
       subject to the provisions of Sections 198,
       269, 309 and 310 read with         Schedule
       XIII and other applicable provisions, if
       any, of the Companies Act,  1956, the
       Company hereby approves the increase in the
       ceiling on Remuneration payable to Mr.
       Seshagiri Rao M.V.S w.e.f. 01.04.2011, for
       the remainder of    his tenure i.e. upto
       05.04.2014, from INR 28,00,000 per month to
       INR          50,00,000 per month, with
       specific authority to the Board of

10     Resolved that in partial modification of                  Mgmt          For                            For
       the resolution passed at the
       Extra-Ordinary General Meeting of the
       Company held on 26.08.2010 and subject  to
       the provisions of Sections 198, 269, 309
       and 310 read with Schedule XIII   and other
       applicable provisions, if any, of the
       Companies Act, 1956, the      Company
       hereby approves the increase in the ceiling
       on Remuneration payable   lo Dr. Vinod
       Nowal w.e.f. 01.04.2011, for the remainder
       of his tenure i.e.    upto 29.04.2012, from
       INR 25,00,000 per month to INR 50,00,000
       per month,     with specific authority to
       the Board of Directors of the Company to

11     Resolved that in partial modification of                  Mgmt          For                            For
       the resolution passed at the
       Fifteenth Annual General Meeting of the
       Company held on 06.07.2009 and
       subject to the provisions of Sections 198,
       269, 309 and 310 read with         Schedule
       XIII and other applicable provisions, if
       any, of the Companies Act,  1956, the
       Company hereby approves the increase in the
       ceiling on Remuneration payable to Mr.
       Jayant Acharya w.e.f. 01.04.2011, for the
       remainder of his     tenure i.e. upto
       06.05.2014, from INR 18,00,000 per month to
       INR 50,00,000    per month, with specific
       authority to the Board of Directors of the




--------------------------------------------------------------------------------------------------------------------------
 LARSEN & TOUBRO LTD                                                                         Agenda Number:  703254300
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5217N159
    Meeting Type:  AGM
    Meeting Date:  26-Aug-2011
          Ticker:
            ISIN:  INE018A01030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and adopt the Balance Sheet as                Mgmt          For                            For
       at March 31, 2011, the Profit &    Loss
       Account for the year ended on that date and
       the Reports of the Board of  Directors and
       Auditors thereon

2      To declare a dividend on equity shares                    Mgmt          For                            For

3      To appoint a Director in place of Mr. K.                  Mgmt          For                            For
       Venkataramanan, who retires by
       rotation and is eligible for re-appointment

4      To appoint a Director in place of Mr. S.                  Mgmt          For                            For
       Rajgopal, who retires by rotation    and is
       eligible for re-appointment

5      To appoint a Director in place of Mr. A. K.               Mgmt          For                            For
       Jain, who retires by rotation and is
       eligible for re-appointment

6      To appoint a Director in place of Mr. S. N.               Mgmt          For                            For
       Talwar, who retires by rotation   and is
       eligible for re-appointment

7      Resolved that Mr. S. N. Subrahmanyan be and               Mgmt          For                            For
       is hereby appointed as a Director retiring
       by rotation

8      Resolved that pursuant to Section 269 and                 Mgmt          For                            For
       other applicable provisions, if     any, of
       the Companies Act, 1956, read with Schedule
       XIII of the said Act,     approval be and
       is hereby granted to the appointment of Mr.
       Ravi Uppal, as    the Whole-time Director
       of the Company with effect from November 1,
       2010 upto and including October 31, 2015.
       Resolved further that Mr. Ravi Uppal, in
       his  capacity as the Whole-time Director,
       be paid remuneration as may be fixed by
       the Board, from time to time, within the
       limits approved by the members as    per
       the details given in the explanatory
       statement

9      Resolved that pursuant to Section 269 and                 Mgmt          For                            For
       other applicable provisions, if     any, of
       the Companies Act, 1956, read with Schedule
       XIII of the said Act,     approval be and
       is hereby granted to the appointment of Mr.
       S. N.             Subrahmanyan, as the
       Whole-time Director of the Company with
       effect from July 1, 2011 upto and including
       June 30, 2016. Resolved further that Mr. S.
       N.     Subrahmanyan, in his capacity as the
       Whole-time Director, be paid
       remuneration as may be fixed by the Board,
       from time to time, within the      limits
       approved by the members as per the details
       given in the explanatory    statement

10     Resolved that pursuant to the provisions of               Mgmt          For                            For
       Sections 198, 309, 310, 311 and   other
       applicable provisions, if any, of the
       Companies Act, 1956 (including    any
       statutory modification or re-enactment
       thereof for the time being in      force)
       read with Schedule XIII of the said Act,
       approval be and is hereby     accorded to
       the Board of Directors (hereinafter
       referred as "Board" which     term shall be
       deemed to include any committee thereof) to
       pay to the Chairman & Managing Director,
       Chief Executive Officer & Managing
       Director, if any,     Deputy Managing
       Director, if any and Whole-time Directors

CONT   CONTD and the consent of the Company be and               Non-Voting
       is hereby also accorded to        holding
       an office or place of profit or continue to
       hold an office or place   of profit as
       Directors, nominated or as may be nominated
       by the Company, from time to time, on the
       Boards of its subsidiary/associate
       companies

11     Resolved that the Company's Auditors, M/s                 Mgmt          For                            For
       Sharp & Tannan, Chartered
       Accountants (ICAI Registration No.
       109982W), who retire but, being eligible,
       offer themselves for re-appointment, be and
       are hereby re-appointed as        Auditors
       of the Company including all its branch
       offices for holding the      office from
       the conclusion of this Meeting until the
       conclusion of the next   Annual General
       Meeting at a remuneration of INR
       90,00,000/-(Rupees Ninety     Lakh Only)
       exclusive of service tax, traveling and
       other out of pocket        expenses




--------------------------------------------------------------------------------------------------------------------------
 MAHINDRA & MAHINDRA LTD                                                                     Agenda Number:  703217427
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y54164150
    Meeting Type:  AGM
    Meeting Date:  08-Aug-2011
          Ticker:
            ISIN:  INE101A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and adopt the audited Balance                  Mgmt          For                            For
       Sheet as at 31st March, 2011 and the Profit
       and Loss Account for the year ended on that
       date and the Reports of    the Directors
       and the Auditors thereon

2      To declare a dividend on Ordinary (Equity)                Mgmt          For                            For
       Shares

3      To appoint a Director in place of Mr. Anand               Mgmt          For                            For
       G. Mahindra who retires by        rotation
       and, being eligible, offers himself for
       re-election

4      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Bharat Doshi who retires by rotation
       and, being eligible, offers himself for
       re-election

5      To appoint a Director in place of Mr. Nadir               Mgmt          For                            For
       B. Godrej who retires by rotation and,
       being eligible, offers himself for
       re-election

6      To appoint a Director in place of Mr. M. M.               Mgmt          For                            For
       Murugappan who retires by         rotation
       and, being eligible, offers himself for
       re-election

7      Resolved that pursuant to section 224 of                  Mgmt          For                            For
       the Companies Act, 1956, Messrs
       Deloitte Haskins & Sells, Chartered
       Accountants (ICAI Registration Number
       117364W), the retiring Auditors of the
       Company, be re-appointed as Auditors   of
       the Company to hold office from the
       conclusion of this Annual General
       Meeting, until the conclusion of the next
       Annual General Meeting of the       Company
       at a remuneration to be determined by the
       Board of Directors of the   Company in
       addition to out of pocket expenses as may
       be incurred by them      during the course
       of the Audit

8      Resolved that pursuant to the provisions of               Mgmt          For                            For
       sections 198, 269, 309, 310, 311  and all
       other applicable provisions of the
       Companies Act, 1956 ("the Act")
       (including any statutory modification or
       re-enactment thereof for the time    being
       in force) read with Schedule XIII of the
       Act and subject to the         approval of
       the Central Government, if necessary, and
       such other approvals,   permissions and
       sanctions, as may be required and subject
       to such conditions  and modifications, as
       may be prescribed or imposed by any of the
       authorities  in granting such approvals,
       permissions and sanctions, approval of the

CONT   CONTD payable to Mr. Bharat Doshi as the                  Non-Voting
       Executive Director designated as
       Executive Director and Group Chief
       Financial Officer (hereinafter
       collectively referred to as "the
       Directors") with effect from 1st August,
       2010 for the remainder of the respective
       terms of Office of the Directors as  stated
       hereunder as specified. Further resolved
       that the perquisites          (including
       allowances) payable or allowable and
       commission to each of the     Directors be
       as follows: Perquisites: 1. In addition to
       the salaries, the     Directors shall also
       be entitled to perquisites which would

CONT   CONTD insurance and other benefits,                       Non-Voting
       amenities and facilities including those
       under the Company's Special Post Retirement
       Benefits Scheme in accordance     with the
       Rules of the Company. The value of the
       perquisites would be          evaluated as
       per Income-tax Rules, 1962 wherever
       applicable and at cost in    the absence of
       any such Rule. 2. Contribution to Provident
       Fund,              Superannuation Fund,
       Annuity Fund and Gratuity would not be
       included in the   computation of ceiling on
       remuneration to the extent these either
       singly or   put together are not taxable
       under the Income-tax Act, 1961. 3.

CONT   CONTD facilities at residence would not be                Non-Voting
       considered as perquisites.
       Commission: In addition to the salary and
       perquisites, the Directors would be
       entitled to such commission based on the
       net profits of the Company in any
       financial year not exceeding one per cent
       of such profits to each of them as  the
       Remuneration/Compensation Committee shall
       decide, having regard to the    performance
       of the Company. Provided that the
       remuneration payable to the     Directors
       (including the salaries, commission,
       perquisites, benefits and      amenities)
       does not exceed the limits laid down in

CONT   CONTD Company may pay to the Directors, the               Non-Voting
       above remuneration as the minimum
       remuneration by way of salaries,
       perquisites and other allowances and
       benefits as specified above subject to
       receipt of the requisite approvals, if any.
       Further resolved that for the purpose of
       giving effect to this           Resolution,
       the Board of Directors of the Company
       (hereinafter referred to as the 'Board'
       which term shall be deemed to include any
       duly authorised         Committee thereof,
       for the time being exercising the powers
       conferred on the  Board by this Resolution)
       be authorised to do all such acts, deeds,

CONT   CONTD and writings as may be necessary,                   Non-Voting
       proper, desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 MAHINDRA & MAHINDRA LTD                                                                     Agenda Number:  703552617
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y54164150
    Meeting Type:  CRT
    Meeting Date:  07-Feb-2012
          Ticker:
            ISIN:  INE101A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST'     ONLY
       FOR RESOLUTION "1" THANK YOU.

1      For the purpose of considering and, if                    Mgmt          For                            For
       thought fit approving with or without
       modification(s), the arrangement embodied
       in the Scheme of Arrangement        between
       Mahindra Automobile Distributor Private
       Limited and Mahindra and      Mahindra
       Limited and their respective Shareholders
       and Creditors and at such  meeting, and any
       adjournment/adjournments thereof




--------------------------------------------------------------------------------------------------------------------------
 MAHINDRA HOLIDAYS & RESORTS INDIA LTD, CHENNAI                                              Agenda Number:  703203315
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y54163103
    Meeting Type:  AGM
    Meeting Date:  25-Jul-2011
          Ticker:
            ISIN:  INE998I01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and adopt the audited Balance                  Mgmt          For                            For
       Sheet as at 31st March, 2011 and the Profit
       and Loss Account for the year ended on that
       date and the Reports of    the Directors
       and the Auditors thereon

2      To declare a Dividend on Equity Shares                    Mgmt          For                            For

3      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Sridar Iyengar who retires by rotation
       and, being eligible, offers himself for
       re-election

4      To appoint a Director in place of Mr. Rohit               Mgmt          For                            For
       Khattar who retires by rotation   and,
       being eligible, offers himself for
       re-election

5      Resolved that pursuant to section 224 of                  Mgmt          For                            For
       the Companies Act, 1956, Messrs.
       Deloitte Haskins & Sells, Chartered
       Accountants, Chennai (ICAI Registration
       Number 008072S), the retiring Auditors of
       the Company, be re-appointed as
       Auditors of the Company to hold office from
       the conclusion of this Annual     General
       Meeting, until the conclusion of the next
       Annual General Meeting of   the Company at
       a remuneration to be determined by the
       Board in addition to    out of pocket
       expenses as may be incurred by them during
       the course of the    Audit

6      Resolved that in accordance with the                      Mgmt          For                            For
       provisions of section 257 and all other
       applicable provisions, if any, of the
       Companies Act, 1956, Mr. Rajiv Sawhney  who
       was appointed as an Additional Director and
       who ceases to hold office as  per the
       provisions of section 260 of the Companies
       Act, 1956 at the ensuing   Annual General
       Meeting and in respect of whom the Company
       has received a      Notice in writing
       proposing his candidature for the office of
       Director as per the provisions of section
       257 of the Companies Act, 1956, be and is
       hereby    appointed a Director of the
       Company

7      Resolved that pursuant to the provisions of               Mgmt          For                            For
       sections 269, 198, 309, 310, 311  and all
       other applicable provisions of the
       Companies Act, 1956 ("the Act")
       (including any statutory modification or
       re-enactment thereof for the time    being
       in force) read with Schedule XIII of the
       Act and subject to approval of the Central
       Government, if necessary, and such other
       approvals, permissions   and sanctions, as
       may be required, and subject to such
       conditions and         modifications, as
       may be prescribed or imposed by any of the
       authorities in   granting such approvals,
       permissions and sanctions, approval of the

CONT   CONTD Resolved further that the perquisites               Non-Voting
       (including allowances) payable or allowable
       and other benefits to Mr. Rajiv Sawhney,
       Managing Director be as    specified. The
       value of the perquisites would be evaluated
       as per Income-tax  Rules, 1962 wherever
       applicable and at cost in the absence of
       any such Rule.  Contribution to Provident
       Fund, Superannuation Fund, Annuity Fund and
       Gratuity would not be included in
       the computation of ceiling on remuneration
       to the extent these either singly or put
       together are not taxable under the
       Income-tax Act, 1961. Encashment of earned
       leave at the end of the tenure as  per

CONT   CONTD the Managing Director would be                      Non-Voting
       entitled to a one time signing Bonus of
       INR 30 Lakhs. Resolved further that the
       remuneration payable to the Managing
       Director by way of salary, perquisites and
       other allowances and benefits does not
       exceed the limits laid down in sections 198
       and 309 of the Act, including any statutory
       modifications or re-enactment thereof.
       Resolved further that    where in any
       financial year during the currency of the
       tenure of the Managing Director, the
       Company has no profits or its profits are
       inadequate, the       Company may pay to
       the Managing Director, the above

CONT   CONTD Resolved further that for the purpose               Non-Voting
       of giving effect to this
       Resolution, the Board of Directors of the
       Company (hereinafter referred to as the
       'Board' which term shall be deemed to
       include any duly authorised
       Committee thereof, for the time being
       exercising the powers conferred on the
       Board by this Resolution) be authorised to
       do all such acts, deeds, matters   and
       things as it may, in its absolute
       discretion, deem necessary, proper or
       desirable and to settle any questions,
       difficulties or doubts that may arise  in
       this regard and further to execute all

8      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 61 and other applicable
       provisions, if any, of the Companies Act,
       1956 and other applicable rules,
       regulations, guidelines and other statutory
       provisions for the time being in  force,
       approval of the Members of the Company be
       accorded to the Board of     Directors
       (hereinafter called the "Board" which term
       shall be deemed to       include any
       Committee which the Board may have
       constituted or hereinafter     constitute
       to exercise its powers including the powers
       conferred by this      Resolution), to
       vary, alter, modify or reschedule the

CONT   CONTD limited to rescheduling the                         Non-Voting
       utilization towards the projects set out in
       the Prospectus and/or increasing and/or
       decreasing expenditure(s) for any of  the
       project(s) mentioned in the Prospectus;
       deploying the proceeds towards    new
       projects and/or for projects other than
       those not specified in the
       Prospectus, as may from time to time be
       decided by the board including but    not
       limited to a project at Virajpet as set out
       in the Explanatory Statement  hereto.
       Resolved further that for the purpose of
       giving effect to this        Resolution,
       the Board be authorized to do all such

CONT   CONTD without being required to seek any                  Non-Voting
       further consent or approval of the
       Members or otherwise to the end and intent
       that the Members shall be deemed   to have
       given their approval thereto expressly by
       the authority of this       Resolution.
       Resolved further that the Board be
       authorised to delegate all or  any of the
       powers herein conferred to any Committee of
       Directors or any other Officer(s) /
       Authorised Representative(s) of the Company
       to give effect to    the aforesaid
       Resolution

9      Resolved that in supersession of Resolution               Mgmt          For                            For
       No. 9 passed at the 12th Annual   General
       Meeting of the Company held on 19th June,
       2008, the Directors who are neither in the
       whole-time employment of the Company nor
       the Managing          Director, Executive
       Directors and such of the remainder as may
       not desire to  participate, shall for a
       period of five years with effect from 1st
       April,     2010, be paid remuneration by
       way of commission upto one percent of the
       net   profits of the Company, computed in
       the manner referred to in Sections 198,
       309 and all other applicable provisions of
       the Companies Act, 1956, and such




--------------------------------------------------------------------------------------------------------------------------
 NTPC LTD                                                                                    Agenda Number:  703302365
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6206E101
    Meeting Type:  AGM
    Meeting Date:  20-Sep-2011
          Ticker:
            ISIN:  INE733E01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       Balance Sheet as at March 31, 2011 and
       Profit & Loss Account for the financial
       year ended on that date together  with
       Report of the Board of Directors and
       Auditors' thereon

2      To confirm payment of interim dividend and                Mgmt          For                            For
       declare final dividend
       fortheyear2010-11

3      To appoint a Director in place of Shri I.J.               Mgmt          For                            For
       Kapoor, who retires by rotation   and being
       eligible, offers himself for re-appointment

4      To appoint a Director in place of Shri A.K.               Mgmt          For                            For
       Sanwalka, who retires by rotation and being
       eligible, offers himself for re-appointment

5      To appoint a Director in place of Shri                    Mgmt          For                            For
       Kanwal Nath, who retires by rotation   and
       being eligible, offers himself for
       re-appointment

6      To appoint a Director in place of Shri                    Mgmt          For                            For
       Adesh C. Jain, who retires by rotation and
       being eligible, offers himself for
       re-appointment

7      To fix the remuneration of the Auditors                   Mgmt          For                            For

8      Resolved that Shri Arup Roy Choudhury, who                Mgmt          For                            For
       was appointed as an Additional     Director
       of the Company by the President of India
       vide letter no.
       8/4/2009-Th-I(CMD) dated 28.07.2010 w.e.f.
       01.09.2010 till the date of last   Annual
       General Meeting and thereafter re-appointed
       as an Additional Director  w.e.f.
       24.09.2010, under Section 260 of the
       Companies Act, 1956, and who      holds
       office upto the date of the ensuing Annual
       General Meeting and in       respect of
       whom, the Company has received a notice in
       writing from a Member   proposing his
       candidature for the office of Director

9      Resolved that Shri S.P. Singh, who was                    Mgmt          For                            For
       appointed as an Additional Director of the
       Company w.e.f. 16.10.2010, under Section
       260 of the Companies Act, 1956,  by the
       President of India vide letter no.
       8/3/2009-TH.I  DHR  dated
       16.10.2010 and who holds office upto the
       date of the ensuing Annual General
       Meeting and in respect of whom, the Company
       has received a notice in writing  from a
       Member proposing his candidature for the
       office of Director under      Section 257
       of the Companies Act, 1956, be and is
       hereby appointed as the     Director(Human
       Resources) of the Company, liable to retire

10     Resolved that Shri N.N. Misra, who was                    Mgmt          For                            For
       appointed as an Additional Director of the
       Company w.e.f. 19.10.2010, under Section
       260 of the Companies Act, 1956,  by the
       President of India vide letter no.
       8/5/2009-TH.I  DO  dated 19.10.2010 and who
       holds office upto the date of the ensuing
       Annual General Meeting and  in respect of
       whom, the Company has received a notice in
       writing from a       Member proposing his
       candidature for the office of Director
       under Section 257 of the Companies Act,
       1956, be and is hereby appointed as the
       Director        (Operations) of the
       Company, liable to retire by rotation




--------------------------------------------------------------------------------------------------------------------------
 OIL & NATURAL GAS CORPORATION LTD                                                           Agenda Number:  703280672
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y64606133
    Meeting Type:  AGM
    Meeting Date:  30-Aug-2011
          Ticker:
            ISIN:  INE213A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       Balance Sheet as at 31st March,    2011,
       Profit & Loss Account for the year ended
       31st March, 2011 together with the Reports
       of the Directors and the Auditors' thereon
       and comments of the    Comptroller &
       Auditor General of India in terms of
       Section 619 of the         Companies Act,
       1956

2      To confirm the payment of interim dividend                Mgmt          For                            For
       and declare final dividend on      equity
       shares for the year 2010-11

3      To appoint a Director in place of Shri S.                 Mgmt          For                            For
       S. Rajsekar, who retires by
       rotation and being eligible, offers himself
       for re-appointment

4      To appoint a Director in place of Shri S.                 Mgmt          For                            For
       Balachandran, who retires by
       rotation and being eligible, offers himself
       for re-appointment

5      To appoint a Director in place of Shri S.                 Mgmt          For                            For
       Nautiyal, who retires by rotation   and
       being eligible, offers himself for
       re-appointment

6      Resolved that the Board of Directors of the               Mgmt          For                            For
       Company be and are hereby
       authorised to decide and fix the
       remuneration of the Joint Statutory
       Auditors of the Company for the Financial
       Year 2011-12, as may be deemed fit by the
       Board

7      Resolved that Shri S. V. Rao, who was                     Mgmt          For                            For
       appointed as an Additional Director and
       designated as Director (Exploration) under
       Section 260 of the Companies Act,  1956,
       effective 25th February, 2011 and holds
       office up to the 18th Annual    General
       Meeting and in respect of whom, the Company
       has received a notice in  writing, under
       Section 257 of the Companies Act, 1956,
       from a member          proposing his
       candidature for the office of director, be
       and is hereby        appointed as a
       Director of the Company, liable to retire
       by rotation

8      Resolved that Dr. D. Chandrasekharam, who                 Mgmt          For                            For
       was appointed as an Additional
       Director (part-time non-official Director)
       under Section 260 of the Companies Act,
       1956, effective 11th March, 2011 and holds
       office up to the 18th Annual  General
       Meeting and in respect of whom, the Company
       has received a notice in  writing, under
       Section 257 of the Companies Act, 1956,
       from a member          proposing his
       candidature for the office of director, be
       and is hereby        appointed as a
       Director of the Company, liable to retire
       by rotation

9      Resolved that Shri K. S. Jamestin, who was                Mgmt          For                            For
       appointed as an Additional         Director
       and designated as Director (Human
       Resources) under Section 260 of    the
       Companies Act, 1956, effective 25th May,
       2011 and holds office up to the  18th
       Annual General Meeting and in respect of
       whom, the Company has received  a notice in
       writing, under Section 257 of the Companies
       Act, 1956, from a     member proposing his
       candidature for the office of director, be
       and is hereby appointed as a Director of
       the Company, liable to retire by rotation

10     Resolved that Smt. Usha Thorat, who was                   Mgmt          For                            For
       appointed as an Additional Director
       (part-time non-official Director) under
       Section 260 of the Companies Act,     1956,
       effective 20th June, 2011 and holds office
       up to the 18th Annual        General
       Meeting and in respect of whom, the Company
       has received a notice in  writing, under
       Section 257 of the Companies Act, 1956,
       from a member          proposing her
       candidature for the office of director, be
       and is hereby        appointed as a
       Director of the Company, liable to retire
       by rotation

11     Resolved that Prof. Deepak Nayyar, who was                Mgmt          For                            For
       appointed as an Additional         Director
       (part-time non-official Director) under
       Section 260 of the Companies Act, 1956,
       effective 20th June, 2011 and holds office
       up to the 18th Annual   General Meeting and
       in respect of whom, the Company has
       received a notice in  writing, under
       Section 257 of the Companies Act, 1956,
       from a member          proposing his
       candidature for the office of director, be
       and is hereby        appointed as a
       Director of the Company, liable to retire
       by rotation

12     Resolved that Shri Arun Ramanathan, who was               Mgmt          For                            For
       appointed as an Additional        Director
       (part-time non-official Director) under
       Section 260 of the Companies Act, 1956,
       effective 20th June, 2011 and holds office
       up to the 18th Annual   General Meeting and
       in respect of whom, the Company has
       received a notice in  writing, under
       Section 257 of the Companies Act, 1956,
       from a member          proposing his
       candidature for the office of director, be
       and is hereby        appointed as a
       Director of the Company, liable to retire
       by rotation




--------------------------------------------------------------------------------------------------------------------------
 POWER GRID CORP OF INDIA LTD, GURGAON                                                       Agenda Number:  703307492
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7028N105
    Meeting Type:  AGM
    Meeting Date:  19-Sep-2011
          Ticker:
            ISIN:  INE752E01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       Balance Sheet as at 31st March,    2011 and
       Profit and Loss Account for the financial
       year ended on that date    together with
       Report of the Board of Directors and
       Auditors thereon

2      To note the payment of interim dividend and               Mgmt          For                            For
       declare Final Dividend for the    Financial
       Year 2010-11

3      To appoint a Director in place of Shri V.                 Mgmt          For                            For
       M. Kaul, who retires by rotation    and
       being eligible, offers himself for
       re-appointment

4      To appoint a Director in place of Shri                    Mgmt          For                            For
       Rakesh Jain, who retires by rotation   and
       being eligible, offers himself for
       re-appointment

5      To fix the remuneration of the Auditors for               Mgmt          For                            For
       the Financial Year 2011-12




--------------------------------------------------------------------------------------------------------------------------
 POWER GRID CORP OF INDIA LTD, GURGAON                                                       Agenda Number:  703571415
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7028N105
    Meeting Type:  OTH
    Meeting Date:  21-Feb-2012
          Ticker:
            ISIN:  INE752E01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Inclusion of additional projects for                      Mgmt          For                            For
       utilization & rescheduling of Powergrid's
       FPO Proceeds




--------------------------------------------------------------------------------------------------------------------------
 RELIANCE INDUSTRIES LTD, MUMBAI                                                             Agenda Number:  703817253
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y72596102
    Meeting Type:  AGM
    Meeting Date:  07-Jun-2012
          Ticker:
            ISIN:  INE002A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 976571 DUE TO RECEIPT OF D
       IRECTOR NAMES. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY  FOR
       ALL RESOLUTIONS. THANK YOU.

1      Adoption of Accounts, Reports of the Board                Mgmt          For                            For
       of Directors and Auditors

2      Declaration of Dividend on Equity Shares                  Mgmt          For                            For

3.a    Re-appointment of the following Director                  Mgmt          For                            For
       retiring by rotation: Shri M.L. Bhakt a

3.b    Re-appointment of the following Director                  Mgmt          For                            For
       retiring by rotation: Shri Hital R. M
       eswani

3.c    Re-appointment of the following Director                  Mgmt          For                            For
       retiring by rotation: Prof. Dipak C. Jain

3.d    Re-appointment of the following Director                  Mgmt          For                            For
       retiring by rotation: Shri P.M.S. Pra sad

4      Appointment of Auditors: resolved that M/s.               Mgmt          For                            For
       Chaturvedi & Shah, Chartered Accou ntants
       (Registration No. 101720W), M/s. Deloitte
       Haskins & Sells, Chartered Ac countants
       (Registration No. 117366W) and M/s.
       Rajendra & Co., Chartered Accoun tants
       (Registration No. 108355W), be and are
       hereby appointed as Auditors of t he
       Company, to hold office from the conclusion
       of this Annual General Meeting until the
       conclusion of the next Annual General
       Meeting of the Company on such
       remuneration as shall be fixed by the Board
       of Directors

5      Re-appointment of and remuneration payable                Mgmt          For                            For
       to Shri Nikhil R. Meswani as a Whol e-time
       Director

6      Re-appointment of and remuneration payable                Mgmt          For                            For
       to Shri Pawan Kumar Kapil as a Whol e-time
       Director




--------------------------------------------------------------------------------------------------------------------------
 RURAL ELECTRIFICATION CORP LTD, NEW DELHI                                                   Agenda Number:  703283755
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y73650106
    Meeting Type:  AGM
    Meeting Date:  17-Sep-2011
          Ticker:
            ISIN:  INE020B01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider, approve and adopt the               Mgmt          For                            For
       audited Balance Sheet as at 31st  March,
       2011 and Profit and Loss Account for the
       Financial Year ended on that  date along
       with the Reports of the Board of Directors
       and Auditors thereon

2      To note the payment of interim dividend and               Mgmt          For                            For
       declare final dividend for the    Financial
       Year 2010-11

3      To appoint a Director in place of Shri                    Mgmt          For                            For
       Devender Singh, who retires by
       rotation and being eligible, offers himself
       for re-appointment

4      To fix the remuneration of Auditors to be                 Mgmt          For                            For
       appointed by the Comptroller
       Auditor-General of India in terms of
       Section 619 read with Section 224 of the
       Companies Act, 1956

5      Resolved that Shri Prakash Thakkar be and                 Mgmt          For                            For
       is hereby appointed as Director of  the
       Company, whose period of office shall be
       liable to determination by       retirement
       of Directors by rotation

6      Resolved that Dr. Devi Singh be and is                    Mgmt          For                            For
       hereby appointed as Director of the
       Company, whose period of office shall be
       liable to determination by
       retirement of Directors by rotation

7      Resolved that Dr. Govinda Marapalli Rao be                Mgmt          For                            For
       and is hereby appointed as         Director
       of the Company, whose period of office
       shall be liable to            determination
       by retirement of Directors by rotation

8      Resolved that Shri Venkataraman Subramanian               Mgmt          For                            For
       be and is hereby appointed as     Director
       of the Company, whose period of office
       shall be liable to            determination
       by retirement of Directors by rotation

9      Resolved that in terms of Section 31 and                  Mgmt          For                            For
       other applicable provisions, if any, of the
       Companies Act, 1956, the amendments/
       alterations/insertions/deletions  in the
       Articles of Association of Rural
       Electrification Corporation Limited   (REC)
       as detailed in the Explanatory Statement
       annexed to the Notice of 42nd  Annual
       General Meeting of the Company be and are
       hereby approved




--------------------------------------------------------------------------------------------------------------------------
 SHRIRAM TRANSPORT FINANCE CO LTD                                                            Agenda Number:  703856584
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7758E119
    Meeting Type:  CRT
    Meeting Date:  14-Jun-2012
          Ticker:
            ISIN:  INE721A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR
       RESOLUTION "1". THANK YOU.

1      Approving, with or without modification(s),               Mgmt          For                            For
       the proposed Scheme of Arrangement between
       Shriram Holdings (Madras) Private Limited
       and Shriram Transport Finance Company
       Limited and their respective shareholders
       and creditors




--------------------------------------------------------------------------------------------------------------------------
 STATE BANK OF INDIA, MUMBAI                                                                 Agenda Number:  703606763
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8161Z129
    Meeting Type:  OGM
    Meeting Date:  19-Mar-2012
          Ticker:
            ISIN:  INE062A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Resolved that pursuant to the provisions of               Mgmt          Against                        Against
       the State Bank of India Act 1955
       (hereinafter referred to as the 'Act') read
       with the State Bank of India      General
       Regulations, 1955 and subject to the
       approval, consent and sanction,  if any, of
       Reserve Bank of India (RBI), Government of
       India (GOI), Securities and Exchange Board
       of India (SEBI), and / or any other
       authority as may be    required in this
       regard and subject to such terms,
       conditions and             modifications
       thereto as may be prescribed by them in
       granting such approvals and which may be
       agreed to by the Central Board of Directors

CONT   CONTD Agreements entered into with the                    Non-Voting
       Stock Exchanges where the equity
       shares of the Bank are listed, consent of
       the Shareholders of the Bank be and is
       hereby accorded to the Central Board of
       Directors of the Bank (hereinafter called
       "the Board" which shall be deemed to
       include the Executive Committee   of the
       Central Board constituted under Section 30
       of the Act read with        Regulation 46
       of the State Bank of India General
       Regulations, 1955, to        exercise its
       powers including the powers conferred by
       this resolution) to     create, offer,
       issue and allot such number of Equity

CONT   CONTD Resolved further that the Relevant                  Non-Voting
       date for determination of the Issue  Price
       is 17.02.2012. Resolved further that the
       Board shall have authority and power to
       accept any modification in the proposal as
       may be required or        imposed by the
       GOI/RBI/SEBI/ Stock Exchanges where the
       equity shares of the   Bank are listed or
       such other appropriate authorities at the
       time of          according / granting their
       approvals, consents, permissions and
       sanctions for the issue, allotment and
       listing thereof and as agreed to by the
       Board.       Resolved further that the said
       equity shares to be issued shall rank

CONT   CONTD that for the purpose of giving effect               Non-Voting
       to the above, the Board be and is hereby
       authorized to take all such actions and do
       all such acts, deeds,       matters and
       things as it may in its absolute discretion
       deem necessary,       proper and desirable
       and to settle any question, difficulty or
       doubt that may arise in regard to the issue
       of the equity shares and further to do all
       such  acts, deeds, matters and things,
       finalise and execute all documents and
       writings as may be necessary, desirable or
       expedient as it may in its         absolute
       discretion deem fit, proper or desirable
       without being required to   seek any other

CONT   CONTD the Board be and is hereby authorized               Non-Voting
       to delegate all or any of the     powers
       herein conferred on it, to the Chairman or
       any of the Managing         Directors or
       such other officer(s) of the Bank as it may
       deem fit to give     effect to the
       aforesaid Resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       CHANGE IN MEETING TYPE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 STATE BANK OF INDIA, MUMBAI                                                                 Agenda Number:  703863642
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8161Z129
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2012
          Ticker:
            ISIN:  INE062A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, discuss and adopt the Balance                 Mgmt          For                            For
       Sheet and the Profit and Loss Account of
       the State Bank made up to the 31st day of
       March 2012, the report of the Central Board
       on the working and activities of the State
       Bank for the period covered by the Accounts
       and the Auditor's Report on the Balance
       Sheet and Accounts




--------------------------------------------------------------------------------------------------------------------------
 STERLITE INDS INDIA LTD                                                                     Agenda Number:  703192550
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8169X217
    Meeting Type:  AGM
    Meeting Date:  23-Jul-2011
          Ticker:
            ISIN:  INE268A01049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and adopt the Balance Sheet as                Mgmt          For                            For
       at 31 March 2011 and the Profit    and Loss
       Account of the Company for the year ended
       on that date and the       Report of the
       Directors' and Auditors' thereon

2      To declare dividend on equity shares of the               Mgmt          For                            For
       Company for the financial year    2010-11

3      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Sandeep Junnarkar who retires by
       rotation and being eligible, offers himself
       for re-appointment

4      To appoint Auditors, to hold office from                  Mgmt          For                            For
       the conclusion of this Annual
       General Meeting upto the conclusion of the
       next Annual General Meeting of the Company
       and to fix their remuneration

5      Resolved that subject to the provisions of                Mgmt          For                            For
       Section 198, 269, 309, 310 and     other
       applicable provisions, if any, of the
       Companies Act, 1956 and Schedule  XIII
       thereof (including any statutory
       modifications and re-enactment thereof, for
       the time being in force), the approval of
       the Company, be and is hereby   accorded to
       the re-appointment of Mr. D. D. Jalan as
       Whole time Director of   the Company from
       24th December 2010 to 23rd December 2012 on
       the terms and    conditions including
       remuneration as set in the Explanatory
       Statement annexed hereto with authority to
       the Board of Directors to vary or increase

CONT   CONTD the event of absence or inadequacy of               Non-Voting
       profits in any financial year,    the
       Company shall pay Mr. Jalan, minimum
       remuneration by way of salary,
       perquisites or any other allowance as
       mentioned in the Agreement and in
       accordance with the applicable provisions
       of the Companies Act, 1956.
       Resolved further that the Board of
       Directors of the Company be and are hereby
       authorized to do all such acts, deeds and
       matters and things as in its
       absolute discretion it may consider
       necessary, expedient or desirable to give
       effect to this resolution and also to

6      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 61 and other applicable
       provisions, if any, of the Companies Act,
       1956 and other applicable rules,
       regulations, guidelines and other statutory
       provisions for the time being in  force,
       approval of the Members of the Company be
       and is hereby granted and    the Board of
       Directors (hereinafter called the "Board"
       which term shall be    deemed to include
       any committee which the Board may have
       constituted or       hereinafter constitute
       to exercise its powers including the powers
       conferred  by this resolution), be and is
       hereby authorized to vary the terms

CONT   CONTD those mentioned in the Letter of                    Non-Voting
       Offer, namely for the general
       corporate purposes including, but not
       limited to the funding of acquisition /
       investment in any other companies,
       repayment of borrowing other than
       mentioned in the Letter of Offer by itself
       or through any of its Wholly Owned Company.
       Resolved further that for the purpose of
       giving effect to this       resolution, the
       Board be and is hereby authorized to do all
       such acts, deeds, matters, and things, deal
       with such matters take necessary steps in
       the       matter as the Board may in its
       absolute discretion deem necessary,

CONT   CONTD to have given their approval thereto                Non-Voting
       expressly by the authority of this
       resolution. Resolved further that the Board
       of Directors of the Company or    such
       Officer(s) / Authorised Representative(s)
       as may be authorised by the    Board be and
       are hereby authorized to file the necessary
       applications,        documents with, inter
       alia, the Registrar of Companies and to do
       all such     acts, deeds, matters and
       things as may be deemed necessary, proper
       or         expedient for the purpose of
       giving effect to the above resolution and
       for    matters connected herewith or
       incidental hereto

       PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       MODIFICATION IN THE TEXT OF THE RESOLUTION
       5. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TATA CONSULTANCY SERVICES LTD                                                               Agenda Number:  703134394
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85279100
    Meeting Type:  AGM
    Meeting Date:  01-Jul-2011
          Ticker:
            ISIN:  INE467B01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Profit and Loss Account for the year ended
       March 31, 2011 and the Balance Sheet as at
       that date together with the Reports of the
       Board of Directors and the Auditors thereon

2      To confirm the payment of Interim Dividends               Mgmt          For                            For
       on Equity Shares for the year 2010-11 and
       to declare Final Dividend for the year
       2010-11 on Equity Shares

3      To declare Dividend for the year 2010-11 on               Mgmt          For                            For
       Redeemable Preference Shares

4      To appoint a Director in place of Mr. Aman                Mgmt          For                            For
       Mehta, who retires by rotation, and being
       eligible offers himself for re-appointment

5      To appoint a Director in place of Mr. V.                  Mgmt          For                            For
       Thyagarajan, who retires by rotation, and
       being eligible offers himself for
       re-appointment

6      To appoint a Director in place of Mr. S.                  Mgmt          For                            For
       Mahalingam, who retires by rotation, and
       being eligible offers himself for
       re-appointment

7      To appoint Auditors and fix their                         Mgmt          For                            For
       remuneration

8      Appointment of Mr. Phiroz Vandrevala as a                 Mgmt          For                            For
       Director of the Company

9      Revision in terms of remuneration of Mr. N.               Mgmt          For                            For
       Chandrasekaran, Chief Executive Officer and
       Managing Director

10     Appointment of Branch Auditors                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TATA CONSULTANCY SERVICES LTD                                                               Agenda Number:  703879607
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85279100
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2012
          Ticker:
            ISIN:  INE467B01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Statement of Profit and Loss for the year
       ended March 31, 2012 and the Balance Sheet
       as at that date together with the Reports
       of the Board of Directors and the Auditors
       thereon

2      To confirm the payment of Interim Dividends               Mgmt          For                            For
       on Equity Shares for the financial year
       2011-12 and to declare a Final Dividend and
       a Special Dividend on Equity Shares for the
       financial year 2011-12

3      To declare Dividend on Redeemable                         Mgmt          For                            For
       Preference Shares for the financial year
       2011-12

4      To appoint a Director in place of Prof.                   Mgmt          For                            For
       Clayton M. Christensen, who retires by
       rotation, and being eligible offers himself
       for re-appointment

5      To appoint a Director in place of Dr. Ron                 Mgmt          For                            For
       Sommer, who retires by rotation, and being
       eligible offers himself for re-appointment

6      To appoint a Director in place of Mr. S.                  Mgmt          For                            For
       Ramadorai, who retires by rotation, and
       being eligible offers himself for
       re-appointment

7      Resolved that Mrs. Laura M. Cha, a Director               Mgmt          For                            For
       liable to retire by rotation, who does not
       seek re-election, be not re-appointed a
       Director of the Company. Resolved further
       that the vacancy, so created on the Board
       of Directors of the Company, be not filled

8      To appoint Auditors and fix their                         Mgmt          For                            For
       remuneration

9      Resolved that Mr. O. P. Bhatt, who was                    Mgmt          For                            For
       appointed by the Board of Directors as an
       Additional Director of the Company with
       effect from April 2, 2012 and who holds
       office up to the date of this Annual
       General Meeting of the Company in terms of
       Section 260 of the Companies Act, 1956
       ("Act") and in respect of whom the Company
       has received a notice in writing from a
       Member under Section 257 of the Act
       proposing his candidature for the office of
       Director of the Company, be and is hereby
       appointed a Director of the Company

10     Resolved that Mr. Cyrus Mistry, who was                   Mgmt          For                            For
       appointed by the Board of Directors as an
       Additional Director of the Company with
       effect from April 2, 2012 and who holds
       offi ce up to the date of this Annual
       General Meeting of the Company in terms of
       Section 260 of the Companies Act, 1956
       ("Act") and in respect of whom the Company
       has received a notice in writing from a
       Member under Section 257 of the Act
       proposing his candidature for the office of
       Director of the Company, be and is hereby
       appointed a Director of the Company

11     Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 228 and other applicable
       provisions, if any, of the Companies Act,
       1956 ("Act"), as amended or re-enacted from
       time to time, the Board be and is hereby
       authorised to appoint as Branch Auditors of
       any branch office of the Company, whether
       existing or which may be opened/ acquired
       hereafter, in India or abroad, in
       consultation with the Company's Auditors,
       any person(s) qualified to act as Branch
       Auditor within the provisions of Section
       228 of the Act and to fix their
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 TATA MOTORS LTD, MUMBAI                                                                     Agenda Number:  703253461
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85740143
    Meeting Type:  AGM
    Meeting Date:  12-Aug-2011
          Ticker:
            ISIN:  INE155A01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Profit and Loss Account for the    year
       ended March 31, 2011 and the Balance Sheet
       as at that date together with the Reports
       of the Directors and the Auditors thereon

2      To declare a dividend on Ordinary Shares                  Mgmt          For                            For
       and 'A' Ordinary Shares

3      To appoint a Director in place of Mr. Ravi                Mgmt          For                            For
       Kant, who retires by rotation and  is
       eligible for re-appointment

4      To appoint a Director in place of Mr. N N                 Mgmt          For                            For
       Wadia, who retires by rotation and  is
       eligible for re-appointment

5      To appoint a Director in place of Mr. S M                 Mgmt          For                            For
       Palia, who retires by rotation and  is
       eligible for re-appointment

6      To appoint Auditors and fix their                         Mgmt          For                            For
       remuneration

7      Resolved that Dr. Ralf Speth who was                      Mgmt          For                            For
       appointed by the Board of Directors as   an
       Additional Director of the Company with
       effect from November 10, 2010 and  who
       holds office upto the date of this Annual
       General Meeting of the Company, in terms of
       Section 260 of the Companies Act, 1956
       ('the Act'), but who is    eligible for
       appointment and in respect of whom the
       Company has received a    notice in writing
       from a Member under Section 257 of the Act
       proposing his    candidature for the office
       of Director of the Company, be and is
       hereby       appointed a Director of the
       Company whose office shall be liable to

8      Resolved that subject to the provisions of                Mgmt          For                            For
       Section 94 and other applicable
       provisions, if any, of the Companies Act,
       1956 ('the Act') (including any
       statutory modification(s) or re-enactment
       thereof, for the time being in      force)
       and Article 69 of Articles of Association
       of the Company and subject   to the
       approvals, consents, permissions and
       sanctions as may be necessary     from the
       concerned authorities or bodies,
       70,00,00,000 Ordinary Shares and
       20,00,00,000 'A' Ordinary Shares both
       having a face value of INR 10 each in   the
       Authorised Share Capital of the Company be

CONT   CONTD and that Clause V of the Memorandum                 Non-Voting
       of Association of the Company be    altered
       accordingly. Resolved further that pursuant
       to the said sub-division  the 53,83,22,483
       Issued and Subscribed Ordinary Shares and
       9,63,86,471 Issued and Subscribed 'A'
       Ordinary Shares, both having a face value
       of INR 10 each,  hereinafter together
       referred to as the 'Existing Share(s)'
       shall stand      sub-divided into
       2,69,16,12,415 Ordinary Shares of the face
       value of INR 2    each and 48,19,32,355 'A'
       Ordinary Shares of the face value of INR 2
       each     (hereinafter together referred to
       as 'the Shares'). Resolved further that

CONT   CONTD from the Record Date fixed by the                   Non-Voting
       Board of Directors of the Company
       (hereinafter referred to as 'the Board',
       which term shall be deemed to
       include any Committee which the Board may
       constitute to exercise its powers,
       including powers conferred by this
       resolution) for this purpose and the
       Company may without requiring the surrender
       of the certificates for the       Existing
       Shares, directly issue and dispatch new
       share certificates in lieu   thereof, in
       accordance with the provisions of the
       Companies (Issue of Share   Certificates)
       Rules, 1960 and in the case of Existing

CONT   CONTD Resolved further that the Board be                  Non-Voting
       and is hereby authorized to take all such
       steps as may be necessary for obtaining
       such approvals, to execute all   such
       documents, instruments and writings, to do
       all such acts, matters and    things as may
       be required in this connection and to
       delegate all or any of    the powers herein
       vested in the Board to give effect to the
       aforesaid         resolution




--------------------------------------------------------------------------------------------------------------------------
 TATA POWER CO LTD                                                                           Agenda Number:  703218568
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85481128
    Meeting Type:  AGM
    Meeting Date:  24-Aug-2011
          Ticker:
            ISIN:  INE245A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT RESOLUTIONS 7 AND 8 IS A                 Non-Voting
       SHAREHOLDER PROPOSAL WHEREAS
       MANAGEMENT RECOMMENDS TO VOTE IN FAVOR OF
       THIS RESOLUTION. THANK YOU

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Profit and Loss Account for the    year
       ended 31st March, 2011 and the Balance
       Sheet as at that date together    with the
       Reports of the Directors and the Auditors
       thereon

2      To declare a dividend on Equity Shares                    Mgmt          For                            For

3      To appoint a Director in place of Mr D M                  Mgmt          For                            For
       Satwalekar, who retires by rotation  and is
       eligible for re-appointment

4      Resolved that Dr R H Patil who retires as                 Mgmt          For                            For
       Director pursuant to the provisions of
       Section 256 of the Companies Act, 1956, be
       and is hereby appointed a       Director of
       the Company to hold office upto 4th
       September, 2012

5      To appoint a Director in place of Mr P G                  Mgmt          For                            For
       Mankad, who retires by rotation and  is
       eligible for re-appointment

6      To appoint Auditors and fix their                         Mgmt          For                            For
       remuneration

7      Appointment of Mr Anil Sardana as Director                Mgmt          For                            For

8      Appointment of Mr Anil Sardana as Managing                Mgmt          For                            For
       Director

9      Sub-division of Equity Shares                             Mgmt          For                            For

10     Alteration of Memorandum of Association of                Mgmt          For                            For
       the Company

11     Alteration of Articles of Association of                  Mgmt          For                            For
       the Company

12     Authority to borrow in excess of paid-up                  Mgmt          For                            For
       capital and free reserves

13     Creation of charges                                       Mgmt          For                            For

14     Appointment of Branch Auditors                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TATA STEEL LTD, MUMBAI                                                                      Agenda Number:  703203430
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8547N139
    Meeting Type:  AGM
    Meeting Date:  03-Aug-2011
          Ticker:
            ISIN:  INE081A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT RESOLUTION 8 IS A                        Non-Voting
       SHAREHOLDER PROPOSAL WHEREAS MANAGEMENT
       RECOMMENDS TO VOTE IN FAVOR OF THIS
       RESOLUTION. THANK YOU.

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Profit and Loss Account for the    year
       ended 31st March, 2011 and the Balance
       Sheet as at that date together    with the
       Report of the Board of Directors and the
       Auditors thereon

2      To declare Dividend on Ordinary Shares                    Mgmt          For                            For

3      To appoint a Director in the place of Mr.                 Mgmt          For                            For
       R. N. Tata, who retires by rotation and is
       eligible for re-appointment

4      To appoint a Director in the place of Mr.                 Mgmt          For                            For
       Nusli N. Wadia, who retires by
       rotation and is eligible for re-appointment

5      To appoint a Director in the place of Mr.                 Mgmt          For                            For
       Subodh Bhargava, who retires by
       rotation and is eligible for re-appointment

6      To appoint a Director in the place of Mr.                 Mgmt          For                            For
       Jacobus Schraven, who retires by
       rotation and is eligible for re-appointment

7      To appoint auditors and fix their                         Mgmt          For                            For
       remuneration

8      To appoint a Director in place of Dr.                     Mgmt          For                            For
       Karl-Ulrich Koehler, who was appointed  an
       Additional Director of the Company by the
       Board of Directors with effect   from 12th
       November, 2010, under Section 260 of the
       Companies Act, 1956, (the  Act) and who
       holds office upto the date of the
       forthcoming Annual General     Meeting but
       who is eligible for appointment and in
       respect of whom the        Company has
       received a notice in writing from a Member
       proposing his          candidature for the
       office of Director under the provisions of
       Section 257 of the Act

9      Commission to Directors other than the                    Mgmt          For                            For
       Managing and Whole-time Directors




--------------------------------------------------------------------------------------------------------------------------
 TATA STL LTD                                                                                Agenda Number:  703623341
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8547N139
    Meeting Type:  OTH
    Meeting Date:  30-Mar-2012
          Ticker:
            ISIN:  INE081A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Ordinary Resolution under Section 293(1)(d)               Mgmt          For                            For
       of the Companies Act, 1956 for increase in
       borrowing limits from Rs. 40,000 crores to
       Rs. 50,000 crores or the aggregate of the
       paid up capital and free reserves of the
       Company, whichever is higher

2      Ordinary Resolution under Section 293(1)(a)               Mgmt          For                            For
       of the Companies Act, 1956 for creation of
       charges on the movable and immovable
       properties of the Company, both present and
       future, in respect of borrowings in terms
       of resolution No. (1) above




--------------------------------------------------------------------------------------------------------------------------
 ULTRATECH CEMCO LTD                                                                         Agenda Number:  703286282
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9046E109
    Meeting Type:  AGM
    Meeting Date:  09-Sep-2011
          Ticker:
            ISIN:  INE481G01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       balance sheet as at 31st march,    2011 and
       the profit and loss account for the year
       ended 31st march, 2011 and  the report of
       the directors' and auditors thereon

2      To declare dividend on equity shares for                  Mgmt          For                            For
       the year ended 31st march, 2011

3      To appoint a director in place of Mr. R. C.               Mgmt          For                            For
       Bhargava, who retires by rotation and,
       being eligible, offers himself for re
       appointment

4      To appoint a director in place of Mr. S.                  Mgmt          For                            For
       Rajgopal, who retires by rotation    and,
       being eligible, offers himself for re
       appointment

5      To appoint a director in pl ace of Mr. D.                 Mgmt          For                            For
       D. Rathi, who retires by rotation   and,
       being eligible, offers himself for re
       appointment

6      To consider and if thought fit, to pass,                  Mgmt          For                            For
       the following resolution as an
       ordinary resolution resolved that pursuant
       to the provisions of section 224   and
       other applicable provisions, if any, of the
       companies act, 1956, M S.     Deloitte
       Haskins and Sells, Chartered Accountants,
       Mumbai (registration no.   117366W) and M
       S. G. P. Kapadia and Co., Chartered
       Accountants, Mumbai        (registration
       no. 104768W) be and are hereby re appointed
       joint statutory     auditors of the
       company, to hold office from the conclusion
       of the eleventh   annual general meeting
       until the conclusion of the next annual

7      To consider and if thought fit, to pass,                  Mgmt          For                            For
       the following resolution as an
       ordinary resolution resolved that pursuant
       to the provisions of section 228   and
       other applicable provisions, if any, of the
       companies act, 1956 (the act) M S.
       Haribhakti and Co., Chartered Accountants,
       Mumbai, be and are hereby re  appointed
       branch auditors of the company, to audit
       the accounts in respect of the company's
       units at Jafrabad and Magdalla in Gujarat
       and Ratnagiri in      Maharashtra, to hold
       office from the conclusion of the eleventh
       annual        general meeting until the
       conclusion of the next annual general

CONT   CONTD hereby authorised to appoint branch                 Non-Voting
       auditors of any other branch unit
       division of the company, which may be
       opened acquired in stalled hereafter,   in
       india or abroad, in consultation with the
       company's statutory auditors,    any
       person(s) qualified to act as branch
       auditor within the provisions of
       section 228 of the act and to fix their
       remuneration

8      To consider and if thought fit, to pass,                  Mgmt          For                            For
       the following resolution as an
       ordinary resolution resolved that pursuant
       to the provisions of section 260   and
       other applicable provisions, if any, of the
       companies act, 1956 (the act) Mr. Adesh
       Gupta, who was appointed as an additional
       director by the board of  directors of the
       company and who holds office as such only
       up to the date of  this annual general
       meeting and in respect of whom the company
       has received a notice in writing along with
       a deposit of INR 500 pursuant to the
       provisions  of section 257 of the act from
       a member signifying his intention to

9      To consider and if thought fit, to pass,                  Mgmt          For                            For
       the following re solution as an
       ordinary resolution resolved that pursuant
       to the provisions of section 260   and
       other applicable provisions, if any, of the
       companies act, 1956 (the act) Prof.
       Nirmalya Kumar, who was appointed as an
       additional director by the      board of
       directors of the company and who holds
       office as such only up to the date of this
       annual general meeting and in respect of
       whom the company has    received a notice
       in writing along with a deposit of INR 500
       pursuant to the  provisions of section 257
       of the act from a member signifying his




--------------------------------------------------------------------------------------------------------------------------
 UNION BANK OF INDIA                                                                         Agenda Number:  703891069
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y90885115
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2012
          Ticker:
            ISIN:  INE692A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To discuss, approve and adopt the Balance                 Mgmt          For                            For
       Sheet as at 31st March, 2012 and the Profit
       & Loss Account for the year ended on that
       date, the Report of the Board of Directors
       on the working and activities of the Bank
       for the period covered by the Accounts and
       the Auditors' Report on the Balance Sheet
       and Accounts

2      To declare dividend on Equity Shares for                  Mgmt          For                            For
       the financial year 2011-12




--------------------------------------------------------------------------------------------------------------------------
 UNION BANK OF INDIA                                                                         Agenda Number:  703935582
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y90885115
    Meeting Type:  EGM
    Meeting Date:  26-Jun-2012
          Ticker:
            ISIN:  INE692A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 992710 DUE TO RECEIPT OF D
       IRECTOR NAMES. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

CMMT   PLEASE NOTE THAT ALTHOUGH THERE ARE 9                     Non-Voting
       CANDIDATES TO BE ELECTED AS DIRECTORS, T
       HERE ARE ONLY 3 VACANCIES AVAILABLE TO BE
       FILLED AT THE MEETING. THE STANDING
       INSTRUCTIONS FOR THIS MEETING WILL BE
       DISABLED AND, IF YOU CHOOSE, YOU ARE REQ
       UIRED TO VOTE FOR ONLY 3 OF THE 9
       DIRECTORS. THANK YOU.

1.1    Resolved that Shri S. Ravi as a Director                  Mgmt          Take No Action
       elected from amongst shareholders, ot her
       than the Central Government, pursuant to
       Section 9(3)(i) of the Act read w ith
       relevant Scheme, Regulations made
       thereunder and RBI notification, be and are
       hereby appointed as the Directors of the
       Bank and that they shall assume o ffice
       from 27th June, 2012 and hold office until
       the completion of a period of  three years
       from the date of their assumption of office
       as Directors

1.2    Resolved that Dr. Ravindrarai Harshadrai                  Mgmt          Take No Action
       Dholakia as a Director elected from a
       mongst shareholders, other than the Central
       Government, pursuant to Section 9( 3)(i) of
       the Act read with relevant Scheme,
       Regulations made thereunder and RB I
       notification, be and are hereby appointed
       as the Directors of the Bank and t hat they
       shall assume office from 27th June, 2012
       and hold office until the co mpletion of a
       period of three years from the date of
       their assumption of offic e as Directors

1.3    Resolved that Shri Umesh Nath Kapur as a                  Mgmt          Take No Action
       Director elected from amongst shareho
       lders, other than the Central Government,
       pursuant to Section 9(3)(i) of the A ct
       read with relevant Scheme, Regulations made
       thereunder and RBI notification , be and
       are hereby appointed as the Directors of
       the Bank and that they shall  assume office
       from 27th June, 2012 and hold office until
       the completion of a period of three years
       from the date of their assumption of office
       as Directors

1.4    Resolved that Shri Dipankar Chatterji as a                Mgmt          Take No Action
       Director elected from amongst share
       holders, other than the Central Government,
       pursuant to Section 9(3)(i) of the  Act
       read with relevant Scheme, Regulations made
       thereunder and RBI notificati on, be and
       are hereby appointed as the Directors of
       the Bank and that they sha ll assume office
       from 27th June, 2012 and hold office until
       the completion of a period of three years
       from the date of their assumption of office
       as Directo rs

1.5    Resolved that Shri Gopal Krishan Lath as a                Mgmt          Take No Action
       Director elected from amongst share
       holders, other than the Central Government,
       pursuant to Section 9(3)(i) of the  Act
       read with relevant Scheme, Regulations made
       thereunder and RBI notificati on, be and
       are hereby appointed as the Directors of
       the Bank and that they sha ll assume office
       from 27th June, 2012 and hold office until
       the completion of a period of three years
       from the date of their assumption of office
       as Directo rs

1.6    Resolved that Shri Kamlesh Kumar Goel as a                Mgmt          Take No Action
       Director elected from amongst share
       holders, other than the Central Government,
       pursuant to Section 9(3)(i) of the  Act
       read with relevant Scheme, Regulations made
       thereunder and RBI notificati on, be and
       are hereby appointed as the Directors of
       the Bank and that they sha ll assume office
       from 27th June, 2012 and hold office until
       the completion of a period of three years
       from the date of their assumption of office
       as Directo rs

1.7    Resolved that Shri Rohit Khanna as a                      Mgmt          Take No Action
       Director elected from amongst shareholder
       s, other than the Central Government,
       pursuant to Section 9(3)(i) of the Act r
       ead with relevant Scheme, Regulations made
       thereunder and RBI notification, be  and
       are hereby appointed as the Directors of
       the Bank and that they shall ass ume office
       from 27th June, 2012 and hold office until
       the completion of a peri od of three years
       from the date of their assumption of office
       as Directors

1.8    Resolved that Shri Vinay Mittal as a                      Mgmt          Take No Action
       Director elected from amongst shareholder
       s, other than the Central Government,
       pursuant to Section 9(3)(i) of the Act r
       ead with relevant Scheme, Regulations made
       thereunder and RBI notification, be  and
       are hereby appointed as the Directors of
       the Bank and that they shall ass ume office
       from 27th June, 2012 and hold office until
       the completion of a peri od of three years
       from the date of their assumption of office
       as Directors

1.9    Resolved that Shri Anil Khandelwal as a                   Mgmt          Take No Action
       Director elected from amongst sharehol
       ders, other than the Central Government,
       pursuant to Section 9(3)(i) of the Ac t
       read with relevant Scheme, Regulations made
       thereunder and RBI notification,  be and
       are hereby appointed as the Directors of
       the Bank and that they shall assume office
       from 27th June, 2012 and hold office until
       the completion of a p eriod of three years
       from the date of their assumption of office
       as Directors




--------------------------------------------------------------------------------------------------------------------------
 ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                       Agenda Number:  703212871
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y98893152
    Meeting Type:  AGM
    Meeting Date:  10-Aug-2011
          Ticker:
            ISIN:  INE256A01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet as at March 31,      2011,
       the Profit & Loss Account of the Company
       for the financial year ended   on that date
       on a stand alone and consolidated basis and
       the Reports of the   Auditors and Directors
       thereon

2      To declare dividend on equity shares for                  Mgmt          For                            For
       the financial year ended March 31,   2011

3      To appoint a Director in place of Mr. Ashok               Mgmt          For                            For
       Kurien, who retires by rotation,  and being
       eligible, offers himself for reappointment

4      To appoint a Director in place of Lord                    Mgmt          For                            For
       Gulam Noon, who retires by rotation,   and
       being eligible, offers himself for
       reappointment

5      To appoint M/s. MGB & Co., Chartered                      Mgmt          For                            For
       Accountants, Mumbai, having Firm
       Registration No. 101169W, as the Statutory
       Auditors of the Company to hold    such
       office from the conclusion of this meeting
       until the conclusion of the   next Annual
       General Meeting at a remuneration to be
       determined by the Board   of Directors of
       the Company




--------------------------------------------------------------------------------------------------------------------------
 ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                       Agenda Number:  703687129
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y98893152
    Meeting Type:  EGM
    Meeting Date:  27-Apr-2012
          Ticker:
            ISIN:  INE256A01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Resolved that pursuant to provisions of                   Mgmt          For                            For
       Section 31 and other applicable
       provisions, if any, of the Companies Act,
       1956 (including any amendment or
       re-enactment thereof), Articles 3(a), 55,
       72A, 73 and 76 of the Articles of
       Association of the Company as specified



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Greater India Portfolio
By (Signature)       /s/ Hon. Robert Lloyd George
Name                 Hon. Robert Lloyd George
Title                President
Date                 08/07/2012